As filed with the Securities and Exchange Commission on December 13, 1996 Registration Nos. 33-7647 and 811-4782



                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                ----------------
                                   FORM N-1A



            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                        POST-EFFECTIVE AMENDMENT NO. 41

                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 42


                                 Republic Funds
               (Exact Name of Registrant as Specified in Charter)

                3435 Stelzer Road, Columbus, Ohio  43219-3035
                    (Address of Principal Executive Offices)

              Registrant's Telephone Number, including Area Code:
                                 (614) 470-8000

                                 George O. Martinez
             3435 Stelzer Road, Columbus, Ohio  43219-3035
                    (Name and Address of Agent for Service)

                                    Copy to:

                             Allan S. Mostoff, Esq.
       Dechert Price & Rhoads, 1500 K Street, N.W., Washington, DC 20005

It is proposed that this filing will become effective (check appropriate box)



[ ] Immediately upon filing pursuant to paragraph (b)
[ ] on (date) pursuant to paragraph (b)
[X] 60 days after filing pursuant to paragraph (a)(i)
[ ] on (date) pursuant to paragraph (a)(i)
[ ] 75 days after filing pursuant to paragraph (a)(ii)
[ ] on (date) pursuant to paragraph (a)(ii) of rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

     The Registrant has previously registered an indefinite number of its shares under the Securities Act of 1933, as amended, pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Registrant has filed Rule 24f-2 notices with respect to its series as follows: Republic U.S. Government Money Market Fund (for its fiscal year ended September 30, 1996) on November 26, 1996; Republic New York Tax Free Money Market Fund, Republic New York Tax Free Bond Fund, Republic Equity Fund, Republic Fixed Income Fund and Republic
International Equity Fund for their fiscal years ended October 31, 1995 on December 28, 1995. The Registrant expects to file a Rule 24f-2 notice with respect to Republic Bond Fund, Republic Overseas Equity Fund, and Republic Opportunity Fund for their fiscal years ending October 31, 1996 on or before December 30, 1996.

         Republic Portfolios has also executed this Registration Statement.

CROSS REFERENCE SHEET

PART A; INFORMATION REQUIRED IN PROSPECTUS

ITEM NUMBER                                   PROSPECTUS CAPTION

Item 1.           Cover Page                  Cover Page

Item 2.           Synopsis                    Highlights

Item 3.           Condensed Financial         Financial Highlights
                  Information

Item 4.           General Description of      Investment Objective
                  Registrant                    and Policies; Additional
                                                Risk Factors and Policies

Item 5.           Management of the Fund      Management of the Fund

Item 5A.          Management's Discussion     Not Applicable
                  of Fund Performance

Item 6.           Capital Stock and Other     Dividends and
                  Securities                   Distributions; Tax Matters;
                                               Description of
                                               Shares, Voting Rights and
                                               Liabilities

Item 7.           Purchase of Securities      Purchase of Shares;
                  Being Offered               Determination of Net
                                               Asset Value

Item 8.           Redemption or Repurchase    Redemption of Shares

Item 9.           Legal Proceedings           Not Applicable

PART B; INFORMATION REQUIRED IN STATEMENT OF ADDITIONAL INFORMATION

                                                  Statement of Additional
ITEM NUMBER                                       INFORMATION CAPTION

Item 10.          Cover Page                      Cover Page

Item 11.          Table of Contents               Table of Contents

Item 12.          General Information and         Not Applicable
                  History

Item 13.          Investment Objectives and       Investment Objective,
                  Policies                         Policies and Restrictions

Item 14.          Management of the Registrant    Management of the Fund;
                                                   Management of the Trust

Item 15.          Control Persons and             Other Information
                  Principal Holders of
                  Securities

Item 16.          Investment Advisory and         Management of the Fund;
                  Other Services                   Management of the Trust

Item 17.          Brokerage Allocation            Portfolio Transactions

Item 18.          Capital Stock and Other         Other Information
                  Securities

Item 19.          Purchase, Redemption and        Prospectus - Purchase of
                  Pricing of Securities Being      Shares; Prospectus -
                  Offered                          Redemption of Shares;
                                                   Prospectus - Determination
                                                   of Net Asset Value

Item 20.          Tax Status                      Taxation

Item 21.          Underwriters                    Management of the Fund -
                                                   Distributor and Sponsor;
                                                   Management of the Trust

Item 22.          Calculation of Performance      Performance Information
                  Data

Item 23.          Financial Statements            Financial Statements

PART C

         Information required to be included in Part C is set forth under the appropriate items, so numbered, in Part C of this Registration Statement.

EXPLANATORY NOTE

     This post-effective amendment no. 41 (the "Amendment") to the Registrant's registration statement on Form N-1A (File no. 33-7647) (the "Registration Statement") is being filed to amend the Registrant's disclosure with respect to the Republic Equity Fund, a series of shares of the Registrant. The Amendment does not affect any of the Registrant's currently effective prospectuses or statements of additional information, each of which is hereby incorporated herein by reference as most recently filed pursuant to Rule 497 under the Securities Act of 1933, as amended.

REPUBLIC EQUITY FUND

CLASS Y SHARES / ADVISER CLASS
3435 STELZER ROAD, COLUMBUS, OHIO  43219-3035

------------------------------------------------------------------------------
ACCOUNT AND GENERAL INFORMATION: (888) 525-5757 (TOLL FREE)


     Republic Equity Fund (the "Fund") is a diversified separate series (portfolio) of the Republic Funds (the "Trust"), an open-end, management investment company which currently consists of six portfolios, each of which has different and distinct investment objectives and policies. Class Y shares of the Fund are being offered by this Prospectus. The Trust offers one other class of shares of the Fund pursuant to a separate prospectus. Republic National Bank of New York ("Republic" or the "Manager") is the investment manager of the Fund. Alliance Capital Management L.P. ("Alliance" or a "Sub-Adviser") and Brinson Partners, Inc. ("Brinson" or a "Sub-Adviser") continuously manage the investment portfolio of the Fund.


     The investment objective of the Fund is long-term growth of capital and income without excessive fluctuations in market value. The Fund will normally invest in equity securities of seasoned companies in sound financial condition with large or intermediate capitalization which are expected to show above-average price appreciation. There can be no assurance that the investment objective of the Fund will be achieved.


     AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, REPUBLIC OR ANY OTHER BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. AN INVESTMENT IN THE FUND IS SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

     Shares of the Fund are continuously offered for sale at net asset value with no sales charge by BISYS Fund Services ("BISYS" or the "Distributor") to customers of a financial institution, such as a federal or state-chartered bank, trust company or savings and loan association, that has entered into a shareholder servicing agreement with the Trust (each a "Shareholder Servicing Agent").

    AN INVESTOR SHOULD OBTAIN FROM HIS SHAREHOLDER SERVICING AGENT, AND SHOULD READ IN CONJUNCTION WITH THIS PROSPECTUS, THE MATERIALS PROVIDED BY THE SHAREHOLDER SERVICING AGENT DESCRIBING THE PROCEDURES UNDER WHICH SHARES OF THE FUND MAY BE PURCHASED AND REDEEMED THROUGH SUCH SHAREHOLDER SERVICING AGENT.

    This Prospectus sets forth concisely the information concerning the Fund that a prospective investor ought to know before investing. The Trust has filed with the Securities and Exchange Commission a Statement of Additional Information, dated February __, 1997 with respect to the Fund, containing additional and more detailed information about the Fund, which is hereby incorporated by reference into this Prospectus. An investor may obtain a copy of this Statement of Additional Information without charge by contacting the Distributor or his Shareholder Servicing Agent (see back cover for addresses and phone numbers).

                             --------------------

  Investors should read this Prospectus and retain it for future reference.

                             --------------------

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
       EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE
      SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION
          PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
              REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

          THE DATE OF THIS PROSPECTUS IS FEBRUARY __, 1997

                                  HIGHLIGHTS


THE FUND                                                                PAGE __
     Republic Equity Fund (the "Fund") is a separate series (portfolio) of the Republic Funds (the "Trust"), a Massachusetts business trust organized on April 22, 1987, which currently consists of seven funds, each of which has different and distinct investment objectives and policies.

INVESTMENT OBJECTIVE, RISKS AND POLICIES                                PAGE __

     The investment objective of the Fund is long-term growth of capital and income without excessive fluctuations in market value. The Fund will normally invest in equity securities of seasoned companies in sound financial condition with large or intermediate capitalization which are expected to show above-average price appreciation. There can be no assurance that the investment objective of the Fund will be achieved.

MANAGEMENT OF THE TRUST                                                 PAGE __

     Republic acts as investment manager to the Fund pursuant to an Investment Management Agreement with the Trust. For its services, the Manager is paid a fee by the Fund, computed daily and based on the Fund's average daily net assets, equal on an annual basis to 0.175% of net assets. Each Sub-Adviser continuously manages a portion of the investment portfolio of the Fund pursuant to a Sub-Advisory Agreement with the Manager. The Manager determines the allocation of the Fund's assets between the Sub-Advisers. For its services, each Sub-Adviser is paid a fee by the Fund, computed daily and based on the Fund's average daily net assets, equal on an annual basis to 0.325% of the average daily net assets of the Fund allocated to the Sub-Adviser for management, subject to certain breakpoints on assets allocated to the Sub-Adviser in excess of $50 million.

     BISYS acts as administrator and sponsor of the Fund. BISYS provides certain management and administrative services to the Fund for which it receives from the Fund a fee at the annual rate of up to 0.10% of the Fund's average daily net assets, subject to certain breakpoints on assets in excess of $1 billion. See "Management of the Trust."

PURCHASES AND REDEMPTIONS                                      PAGES __ AND __

     Shares of the Fund (the "Shares") are continuously offered for sale by the Distributor at net asset value with no sales charge to customers of a financial institution such as a federal or state-chartered bank, trust company or savings and loan association, that has entered into a shareholder servicing agreement with the Trust (each a "Shareholder Servicing Agent"). At present, the only Shareholder Servicing Agents are Republic and its affiliates. The minimum initial investment is $1,000 and the minimum subsequent investment is $100. The Trust offers to buy back (redeem) Shares from shareholders of the Fund at any time at net asset value. See "Purchase of Shares" and "Redemption of Shares."

DIVIDENDS AND DISTRIBUTIONS                                            PAGE __

     The Trust intends to distribute all the Fund's net investment income as a dividend to Fund shareholders quarterly and net realized capital gains, if any, annually. See "Dividends and Distributions."

                                  FEE TABLE

     The following table provides (i) a summary of estimated expenses relating to purchases and sales of Fund Shares, and the aggregate annual operating expenses of the Fund, as a percentage of average daily net assets of the Fund, and (ii) an example illustrating the dollar cost of such estimated expenses on a $1,000 investment in Fund Shares.

  Shareholder Transaction Expenses ...............................          None
  Annual Fund Operating Expenses
      Investment Management Fee after waiver* ....................         0.10%
      Investment Subadvisory Fee .................................         0.32%
      Distribution Fees (Rule 12b-1 fees) ........................          None
      Other Expenses .............. ..............................         0.63%
                                                                          ------
      -- Administrative Services Fee .............................  0.10%
      -- Other Operating Expenses ................................  0.53%
  Total Fund Operating Expenses after fee waiver** .............         1.05%
                                                                           =====
------------
  *Investment Management Fee is shown net of waiver. Without such waiver, such fee in the aggregate would be equal on an annual basis to 0.175% of the Fund's average net assets.

**Total Fund Operating Expenses are shown net of fee waiver. Without such fee waiver, the Total Fund Operating Expenses would be equal on an annual basis to 1.125% of the Fund's average net assets. There can be no assurance that expenses will be reimbursed or waived in the future.

EXAMPLE
    A shareholder of the Fund would pay the following expenses on a $1,000 investment in Fund Shares, assuming (1) 5% annual return and (2) redemption at the end of:

       1 year ................................................          $ 11
       3 years ...............................................          $ 33
       5 years ...............................................          $ 58
       10 years ..............................................          $128

    The purpose of the expense table provided above is to assist investors in understanding the various costs and expenses that a shareholder will bear directly or indirectly. The information is based on the expenses the Fund expects to incur with respect to the Shares for the current fiscal year.* The expense table shows the expected investment management fee, investment subadvisory fee and administrative services fee. For a more detailed discussion on the costs and expenses of investing in the Fund, see "Management of the Trust."

----------
*Assuming average daily net assets of $30 million in the Fund.

    Some Shareholder Servicing Agents may impose certain conditions on their customers, subject to the terms of this Prospectus, in addition to or different from those imposed by the Trust, such as requiring a minimum initial investment or charging their customers a direct fee for their services. The effect of any such fees will be to reduce the net return on the investment of customers of that Shareholder Servicing Agent. Each Shareholder Servicing Agent has agreed to transmit to shareholders who are its customers appropriate written disclosure of any transaction fees that it may charge them directly at least 30 days before the imposition of any such charge.

    THE EXAMPLE SET FORTH ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OF THE FUND; ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                             FINANCIAL HIGHLIGHTS

     The financial data shown below is to assist investors in evaluating the performance of the Shares since commencement of operations through October 31, 1996. The information shown in the following schedule has been audited by ____________________, independent auditors, whose report on the Fund's financial statements is incorporated by reference into the Statement of Additional Information from the Fund's Annual Report dated October 31, 1996. The Annual Report also includes management's discussion of Fund performance, and may be obtained without charge upon request. This information should be read in conjunction with the financial statements.

SELECTED DATA FOR A CLASS Y SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD:

REPUBLIC EQUITY FUND
FINANCIAL HIGHLIGHTS



                                                          FOR THE PERIOD
                                                            _________, 1996
                                                           (COMMENCEMENT
                                                         OF OPERATIONS) TO
                                                         OCTOBER 31, 1996
                                                         -----------------
Net asset value, beginning of period ....................      $
                                                               ------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income .................................
  Net realized and unrealized gain on investments .......
                                                               ------
  Total from investment operations ......................
                                                               ------
Less dividends:
  From net investment income ............................
                                                               ------
     Total from dividends.................................
                                                               ------
Net asset value, end of period ..........................      $
                                                               ======
Total return ............................................            %(a)
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's) ..................      $
  Ratio of expenses to average net assets (b)............            %(c)
  Ratio of net investment income to average net assets (b)           %(c)
  Portfolio turnover rate ...............................         ___%
  Average commission rate paid...........................         ___%
-------------------------------------------------------------------------
(a)  Not annualized.
(b) Reflects a voluntary expense limitation and waiver of fees by affiliated parties of the Fund. If this limitation and waiver had not been in effect, the annualized ratios of expenses and net investment income to average net assets for the period from ___________, 1996 (commencement of operations) to October 31, 1996 would have been _____% and _____%, respectively.
(c)  Annualized.

                   INVESTMENT OBJECTIVE, RISKS AND POLICIES

INVESTMENT OBJECTIVE

     The investment objective of the Fund is to seek long-term growth of capital and income without excessive fluctuations in market value. The Fund will normally invest in equity securities of seasoned companies in sound financial condition with large or intermediate capitalization which are expected to show above-average price appreciation. There can be no assurance that the investment objective of the Fund will be achieved. The investment objective of the Fund may be changed without approval by the Fund's shareholders. If there is a change in the investment objective of the Fund, shareholders should consider whether the Fund remains an appropriate investment in light of their then-current financial position and needs. Shareholders of the Fund shall receive 30 days' prior written notice of any change in the investment objective of the Fund.

INVESTMENT POLICIES

     The Fund will normally invest at least 65% of its total assets in equity securities of seasoned companies in sound financial condition with large or intermediate capitalization which are expected to show above-average price appreciation. The Fund may invest in a broad range of equity securities, including common and preferred stocks, debt securities convertible into or exchangeable for common stock and securities such as warrants or rights that are convertible into common stock.

     The Manager will allocate the Fund's assets between the Sub-Advisers. While the Manager maintains complete discretion regarding the allocation of the Fund's assets, the Manager anticipates that it typically will allocate the Fund's assets evenly between the Sub-Advisers, each of which pursues the Fund's investment objective in the manner described below.

ALLIANCE

     Alliance seeks the Fund's investment objective by pursuing a "growth" style of investing in marketable equity securities, primarily of U.S. companies. However, the Fund may purchase foreign, as well as domestic, equity securities. Alliance normally will invest substantially all of the Fund's assets allocated to it in common stocks which Alliance believes will appreciate in value.

     Alliance generally seeks to invest the Fund's assets in financially secure firms with established operating histories that are proven leaders in their industry or market sector. Such companies may demonstrate characteristics such as participation in expanding markets, increasing unit sales volume, growth in revenues and earnings per share, and increasing return on investments. However, Alliance may invest the Fund's assets in companies that do not demonstrate such characteristics if it expects such companies to undergo an acceleration in growth of earnings because of special factors such as new management, new products, changes in consumer demand or basic changes in the economic environment.

     Alliance analyzes each company considered for investment, using internal fundamental research analysts, to determine its source of earnings, competitive edge, management strength, and level of industry dominance as measured by market share. At the same time, Alliance conducts an analysis of the financial condition of each company and selects those prospects that demonstrate the greatest potential for above-average capital appreciation and growth in earnings. Alliance's philosophy is to seek the best available combination of relative earnings growth and attractive valuation.

BRINSON

     Brinson seeks the Fund's investment objective by pursuing a "value" style of investment management. Brinson's approach to investing for the Fund is to invest in the equity securities of U.S. companies believed to be undervalued based upon internal research and proprietary valuation systems. Investment decisions are based on fundamental research, internally developed valuation systems and seasoned judgment. Brinson's research focuses on several levels of analysis; first, on understanding wealth shifts that occur within the equity market, and second, on individual company research. At the company level, Brinson quantifies expectations of a company's ability to generate profit and to grow business into the future.

     For each stock under analysis, Brinson discounts to the present all of the future cash flows that it believes will accrue to the Fund from the investment in order to calculate a present or intrinsic value. This value estimate generated by Brinson's proprietary valuation model is compared to observed market price and ranked against other stocks accordingly. The rankings, in combination with Brinson's investment judgment, determine which securities are included in the portfolio.

     Brinson monitors and assesses the degree to which the portfolio becomes concentrated in industry or common types of stocks, and adjusts the portfolio to balance the price/value opportunities with their concentrations. Brinson imposes limits on the degree of concentration, as the Fund does not intend to concentrate its investments in a particular industry.

GENERAL

     The Fund also may (a) invest in options on securities, securities indices or foreign currencies, (b) invest in futures contracts and options on futures contracts, (c) enter into forward foreign currency exchange contracts, (d) invest up to 10% of its net assets (at the time of investment) in debt and equity securities which are traded in developed foreign countries, and (e) invest up to 35% in bonds and other debt securities, including lower rated, high-yield bonds, commonly referred to as "junk bonds." The Fund does not intend to write covered call options with respect to securities with an aggregate market value of more than 10% of its total assets at the time an option is written. The Fund will not invest more than 5% of its net assets (at the time of investment) in lower rated (BB/Ba or lower), high-yield bonds. The Fund may retain any bond whose rating drops below investment grade if it is in the best interest of the Fund's shareholders. Securities rated BB/Ba by a nationally recognized statistical rating organization are considered to have speculative characteristics.

    The Fund may lend its portfolio securities. These loans may not exceed 30% of the value of the Fund's total assets.

     The Fund will not purchase securities for trading purposes. Pending investment in equity and debt and also for temporary defensive purposes, the Fund may invest without limit in short-term debt and other high-quality, fixed-income securities and cash equivalents, which may include, but are not limited to: (i) short-term obligations of the U.S. and foreign sovereign governments and their agencies and instrumentalities, (ii) interest bearing savings deposits, certificates of deposit and bankers' acceptances of U.S. and foreign banks, (iii) high-quality rated commercial paper of U.S. or foreign issuers, and (iv) repurchase agreements related to the foregoing. The Fund may invest up to 15% of its net assets in illiquid securities.

                     ADDITIONAL RISK FACTORS AND POLICIES

FOREIGN SECURITIES

    Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or foreign withholding and other taxation, limitation on the removal of cash or other assets of the Fund, political or financial instability, or diplomatic and other developments which could affect such investments. Further, economics of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. Changes in foreign exchange rates will affect the value of securities denominated or quoted in currencies other than the U.S. dollar. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custodial arrangements, and transaction costs of foreign currency conversions.

CONVERTIBLE SECURITIES

    Although the Fund's equity investments consist primarily of common and preferred stocks, the Fund may buy securities convertible into common stock if, for example, a Sub-Adviser believes that a company's convertible securities are undervalued in the market. Convertible securities eligible for purchase by the Fund consist of convertible bonds, convertible preferred stocks, warrants and rights. See "Additional Risk Factors and Policies -- Warrants" below and the Statement of Additional Information for a discussion of these instruments.


ILLIQUID INVESTMENTS

    The Fund may invest up to 15% of its net assets in securities that are illiquid by virtue of the absence of a readily available market, or because of legal of contractual restrictions on resale, excluding securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as described below. There may be delays in selling these securities and sales may be made at less favorable prices.

     A Sub-Adviser may determine that a particular Rule 144A security is liquid and thus not subject to the Fund's limits on investment in illiquid securities, pursuant to guidelines adopted by the Board of Trustees. Factors that a Sub-Adviser must consider in determining whether a particular Rule 144A security is liquid include the frequency of trades and quotes for the security, the number of dealers willing to purchase or sell the security and the number of other potential purchasers, dealer undertakings to make a market in the security, and the nature of the security and the nature of the market for the security (i.e., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Investing in Rule 144A securities could have the effect of increasing the level of the Fund's illiquidity to the extent that qualified institutions might become, for a time, uninterested in purchasing these securities.

WARRANTS

     The Fund may invest up to 10% of its net assets in warrants, except that this limitation does not apply to warrants acquired in units or attached to securities. A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specific amount of the corporation's capital stock at a set price for a specified period of time. Warrants do not represent ownership of the securities, but only the right to buy the securities. The prices of warrants do not necessarily move parallel to the prices of underlying securities. Warrants may be considered speculative in that they have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them.

LOANS OF PORTFOLIO SECURITIES

    The Fund may lend its securities to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional income. Loans of securities will be collateralized by cash, letters of credit, or securities issued or guaranteed by the U.S. Government or its agencies. The collateral will equal at least 100% of the current market value of the loaned securities. In addition, the Fund will not lend its portfolio securities to the extent that greater than 30% of its total assets, at fair market value, would be committed to loans at that time.


FORWARD  CONTRACTS

     The Fund may enter into forward foreign currency exchange contracts for the purchase and sale of a fixed quantity of a foreign currency at a future date ("Forward Contracts"). The Fund may enter into Forward Contracts for hedging purposes as well as for non- hedging purposes. By entering into transactions in Forward Contracts, however, the Fund may be required to forego the benefits of advantageous changes in exchange rates and, in the case of Forward Contracts entered into for non-hedging purposes, the Fund may sustain losses which will reduce its gross income. Forward Contracts are traded over-the-counter and not on organized commodities or securities exchanges. As a result, such contracts operate in a manner distinct from exchange-traded instruments and their use involves certain risks beyond those associated with transactions in futures contracts or options traded on exchanges. The Fund may also enter into a Forward Contract on one currency in order to hedge against risk of loss arising from fluctuations in the value of a second currency (referred to as a "cross hedge") if, in the judgment of a Sub-Adviser, a reasonable degree of correlation can be expected between movements in the values of the two currencies. The Fund has established procedures consistent with statements of the Securities and Exchange Commission and its staff regarding the use of Forward Contracts by registered investment companies, which requires use of segregated assets or "cover" in connection with the purchase and sale of such contracts.

OPTIONS

     The Fund may write (sell) covered call and put options and purchase call and put options on domestic or foreign securities indices, securities, and foreign currencies. The Fund may write such options for the purpose of increasing its current income and/or to protect its portfolio against declines in value. When the Fund writes an option and the value of the underlying index, security, or currency moves adversely to the holder's position, the option will not be exercised, and the Fund will either close out the option at a profit or allow it to expire unexercised. The Fund will thereby retain the amount of the premium, less related transaction costs, which will increase its gross income and offset part of the reduced value of portfolio securities or the increased cost of securities to be acquired. Such transactions, however, will constitute only partial hedges against adverse price fluctuations, since any such fluctuations will be offset only to the extent of the premium received by the Fund for the writing of the option, less related transaction costs. In addition, if the value of an underlying index, security, or currency moves adversely to the Fund's option position, the option may be exercised, and the Fund will experience a loss which may only be partially offset by the amount of the premium received. The Fund may also write combinations of put and call options on the same security or index, known as "straddles." Such transactions can generate additional premium income but also present increased risk.

     The Fund may also purchase put or call options in order, respectively, to hedge its investments against a decline in value or to attempt to reduce the risk of missing a market or industry segment advance. The Fund's possible loss in either case will be limited to the premium paid for the option, plus related transaction costs.

FUTURES CONTRACTS

     The Fund may enter into futures contracts for the purchase or sale for future delivery of securities or foreign currencies or contracts based on indices of securities as such instruments become available for trading. Such transactions will be entered into for hedging purposes, in order to protect the Fund's current or intended investments from the effects of changes in interest or exchange rates, or for non-hedging purposes, to the extent permitted by applicable law. For example, in the event that an anticipated decrease in the value of portfolio securities occurs as a result of a general increase in interest rates or a decline in the dollar value of foreign currencies in which portfolio securities are denominated, the adverse effects of such changes may be offset, in whole or part, by gains on futures contracts sold by the Fund. Conversely, the adverse effects of an increase in the cost of portfolio securities to be acquired, occurring as a result of a decline in interest rates or a rise in the dollar value of securities denominated in foreign currencies, may be offset, in whole or in part, by gains on futures contracts purchased by the Fund. The Fund will incur brokerage fees when it purchases and sells futures contracts, and will be required to maintain margin deposits. In addition, futures contracts entail risks. Although the Fund believes that use of such contracts will benefit the Fund, if a Sub-Adviser's investment judgment about the general direction of interest or exchange rates is incorrect, the Fund's overall performance may be poorer than if it had not entered into any such contract and the Fund may realize a loss. Transactions entered into for non-hedging purposes involve greater risk, including the risk of losses which are not offset by gains on other portfolio assets. The Fund will not enter into any futures contract if immediately thereafter the value of securities and other obligations underlying all such futures contracts would exceed 50% of the value of its total assets.

OPTIONS ON FUTURES CONTRACTS

     The Fund may purchase and write options on futures contracts for the purpose of protecting against declines in the value of portfolio securities or against increases in the costs of securities to be acquired, or for non-hedging purposes, to the extent permitted by applicable law. Purchases of options on futures contracts may present less risk in hedging the portfolio of the Fund than the purchase or sale of the underlying futures contracts, since the potential loss is limited to the amount of the premium paid for the option, plus related transaction costs. The writing of such options, however, does not present less risk than the trading of futures contracts, and will constitute only a partial hedge, up to the amount of the premium received, less related transaction costs. In addition, if an option is exercised, the Fund may suffer a loss on the transaction. Transactions entered into for non-hedging purposes involve greater risk, including the risk of losses which are not offset by gains on other Fund assets.

PORTFOLIO TURNOVER

     The Sub-Advisers will manage the Fund generally without regard to restrictions on portfolio turnover, except those imposed by provisions of the federal tax laws regarding short-term trading. In general, the Fund will not trade for short-term profits, but when circumstances warrant, investments may be sold without regard to the length of time held. It is expected that the annual turnover rate for the Fund will not exceed 100%.

     Prior to January 1, 1997, the Fund was managed by a different subadviser. Following the assumption of portfolio management duties by Alliance and Brinson, significant portfolio turnover occurred in connection with a restructuring of the Fund's portfolio to reflect the management styles of the Sub-Advisers. Such restructuring may result in increased transaction costs and realization of capital gains and losses in the Fund's current fiscal year. See "Portfolio Transactions" and "Tax Matters" below.


                             --------------------


    The Trust may, in the future, seek to achieve the Fund's investment objective by investing all of its investable assets in a no-load, open-end management investment company having substantially the same investment objective as the Fund. In such event, the Fund's Investment Management Contract would be terminated. Such investment would be made only if the Trustees of the Trust believe that the aggregate per share expenses of the Fund and such other investment company will be less than or approximately equal to the expenses which the Fund would incur if the Trust were to continue to retain the services of an investment adviser for the Fund and the assets of the Fund were to continue to be invested directly in portfolio securities.

                           MANAGEMENT OF THE TRUST

    The business and affairs of the Fund are managed under the direction of the Board of Trustees of the Trust. The Trustees are Frederick C. Chen, Alan
S. Parsow, Larry M. Robbins and Michael Seely. Additional information about the Trustees, as well as the Trust's executive officers, may be found in the Statement of Additional Information under the caption "Management of the Trust -- Trustees and Officers."

INVESTMENT MANAGER

    Republic, whose address is 452 Fifth Avenue, New York, New York 10018, serves as investment manager to the Fund pursuant to an Investment Management Contract with the Trust. For its services, the Manager is paid a fee by the Fund, computed daily and based on the Fund's average daily net assets, equal on an annual basis to 0.175% of net assets.

    Republic is a wholly-owned subsidiary of Republic New York Corporation, a registered bank holding company. As of December 31, 1996, Republic was the ___ largest bank holding company in the United States measured by assets and the ___ largest commercial bank measured by shareholder equity. Republic or an affiliate of Republic serves as investment adviser to the other series of the Trust. Republic currently provides investment advisory services for individuals, trusts, estates and institutions.

    Republic and its affiliates may have deposit, loan and other commercial banking relationships with the issuers of obligations purchased for the Fund, including outstanding loans to such issuers which may be repaid in whole or in part with the proceeds of obligations so purchased. Republic has informed the Trust that, in making its investment decisions, it does not obtain or use material inside information in the possession of any division or department of Republic or in the possession of any affiliate of Republic.

    Based upon the advice of counsel, Republic believes that the performance of investment advisory and other services for the Fund will not violate the Glass-Steagall Act or other applicable banking laws or regulations. However, future statutory or regulatory changes, as well as future judicial or administrative decisions and interpretations of present and future statutes and regulations, could prevent Republic from continuing to perform such services for the Fund. If Republic were prohibited from acting as investment manager to the Fund, it is expected that the Board of Trustees would recommend to Fund shareholders approval of a new investment advisory agreement with another qualified investment adviser selected by the Board or that the Board would recommend other appropriate action. If Republic were prohibited from acting as a Shareholder Servicing Agent for the Fund, the Trust would seek alternative means of providing such services.


SUB-ADVISERS

     Each Sub-Adviser continuously manages a portion of the investment portfolio of the Fund, subject to the supervision and direction of the Manager, pursuant to a Sub-Advisory Agreement with the Manager. The Manager determines the allocation of the Fund's assets betwen the Sub-Advisers. For its services, each Sub-Adviser is paid a fee by the Fund, computed daily and based on the Fund's average daily net assets allocated to such Sub-Adviser for management, equal on an annual basis to 0.325% of net assets up to $50 million, 0.25% of net assets over $50 million up to $100 million, 0.20% of net assets over $100 million up to $200 million, and 0.15% of net assets over $200 million. It is the responsibility of each Sub-Adviser not only to make investment decisions for the Fund, but also to place purchase and sale orders for the portfolio transactions of the Fund. See "Portfolio Turnover."

Alliance

     Alliance, a Delaware limited partnership with principal offices at 1345 Avenue of the Americas, New York, New York 10105, is a leading international investment manager supervising client accounts with assets as of September 30,1996 totalling approximately $173.7 billion. Alliance has six offices in the United States, and subsidiaries of Alliance operate out of offices in Bahrain, Istanbul, London, Luxembourg, Mumbai(Bombay), Paris, Singapore, Sao Paulo, Sydney, Tokyo and Toronto. Alliance and its subsidiaries employ over 1,300 persons worldwide.

     Alliance's clients are primarily major corporate employee benefit funds, public employee retirement systems, investment companies, foundations and endowment funds. The 51 registered investment companies managed by Alliance comprising 110 separate investment portfolios currently have over two million shareholders. There are 20 other non-U.S. investment companies comprising 20 separate investment portfolios also managed by Alliance. As of September 30, 1996, Alliance was retained as an investment manager of employee benefit fund assets for 33 of the Fortune 100 companies.

     Alliance Capital Management Corporation ("ACMC") is the general partner of Alliance and conducts no other active business. Units representing assignment of beneficial ownership of limited partnership interests of Alliance are publicly traded on the New York Stock Exchange. As of September 30, 1996, The Equitable Life Assurance Society of the United States ("Equitable"), ACMC, Inc. and Equitable Capital Management Corporation ("ECMC") were the beneficial owners of approximately 57.4% of the outstanding units of Alliance. ACMC, ECMC, and ACMC, Inc. are wholly owned subsidiaries of Equitable. Equitable, a New York life insurance company, had total assets as of June 30, 1996 of over $70.9 billion. Equitable is a wholly owned subsidiary of The Equitable Companies Incorporated, a Delaware corporation ("ECI"), whose shares are publicly traded on the New York Stock Exchange. As of March 1, 1996, AXA, a French insurance holding company, owned 63.9% of the issued and outstanding shares of the common stock of ECI.

     John L. Blundin, a Senior Vice President and Portfolio Manager, and Paul J. Denoon, a Vice President and Fixed Income Portfolio Manager, have primary portfolio management responsibility for the Fund's assets allocated to Alliance. Mr. Blundin has 32 years of investment experience, including 24 years of experience as a portfolio manager at Alliance. Mr. Denoon has 12 years of investment experience, including four years of experience as a portfolio manager at Alliance. Prior to joining Alliance in 1992, Mr. Denoon was Vice President in the Investment Portfolio Group at Manufacturers Hanover Trust, which managed mortgage-backed securities and related products for that bank.

Brinson

     Brinson, a Delaware corporation, is an investment management firm managing, as of June 30, 1996, approximately $58 billion, primarily for pension and profit sharing institutional accounts. Brinson was organized in 1989 when it acquired the institutional asset management business of The First National Bank of Chicago and First Chicago Investment Advisors, N.A. Brinson and its predecessor entities have managed domestic and international investment assets since 1974 and global investment assets since 1982. Brinson has offices in Basel, London, Melbourne, New York, Paris, Singapore, Sydney and Tokyo, in addition to its principal office at 209 South LaSalle Street, Chicago, IL 60604-1295. Brinson is an indirect wholly owned subsidiary of Swiss Bank Corporation ("Swiss Bank"). Swiss Bank, with headquarters in Basel, Switzerland, is an internationally diversified organization with operations in many aspects of the financial services industry. Brinson also serves as the investment advisor to seven other investment companies.

     Jeffrey J. Diermeier, Managing Partner-U.S. Equities at Brinson, has primary portfolio management responsibility for the Fund's assets allocated to Brinson. Mr. Diermeier has 21 years of investment experience at Brinson.

DISTRIBUTOR AND SPONSOR

     BISYS, whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, acts as sponsor and distributor to the Fund under a Distribution Contract. BISYS and its affiliates also serve as administrator or distributor to other investment companies. BISYS is a wholly owned subsidiary of BISYS Group, Inc.

ADMINISTRATOR

     Pursuant to an Administration Agreement, BISYS provides the Trust with general office facilities and supervises the overall administration of the Trust and the Fund, including, among other responsibilities, the negotiation of contracts and fees with, and the monitoring of performance and billings of, the independent contractors and agents of the Trust; the payment of the non-transaction based fees of the custodian; the preparation and filing of all documents required for compliance by the Trust with applicable laws and regulations; and arranging for the maintenance of books and records of the Trust and the Fund. BISYS provides persons satisfactory to the Board of Trustees of the Trust to serve as Trustees and officers of the Trust. Such officers, as well as certain other employees and Trustees of the Trust, may be directors, officers or employees of BISYS or its affiliates. For these services and facilities, BISYS receives from the Fund fees payable monthly at an annual rate equal to 0.10% of the first $1 billion of the Fund's average daily net assets; 0.08% of the next $1 billion of such assets; and 0.07% of such assets in excess of $2 billion.

TRANSFER AGENT AND CUSTODIAN

    The Trust has entered into a Transfer Agency Agreement with Investors Bank & Trust Company ("IBT"), pursuant to which IBT acts as transfer agent for the Fund (the "Transfer Agent"). The Transfer Agent maintains an account for each shareholder of the Fund (unless such account is maintained by the shareholder's Shareholder Servicing Agent), performs other transfer agency functions, and acts as dividend disbursing agent for the Fund. Pursuant to a Custodian Agreement, IBT also acts as the custodian of the Fund's assets (the "Custodian"). The Custodian's responsibilities include safeguarding and controlling the Fund's cash and securities, handling the receipt and delivery of securities, determining income and collecting interest on the Fund's investments, maintaining books of original entry for portfolio and fund accounting and other required books and accounts, and calculating the daily net asset value of shares of the Fund. Securities held for the Fund may be deposited into the Federal Reserve-Treasury Department Book Entry System or the Depositary Trust Company. The Custodian does not determine the investment policies of the Fund or decide which securities will be purchased or sold for the Fund. Assets of the Fund may, however, be invested in securities of the Custodian, and the Trust may deal with the Custodian as principal in securities transactions for the Fund. For its services, IBT receives such compensation as may from time to time be agreed upon by it and the Trust.

SHAREHOLDER SERVICING AGENTS

    The Trust has entered into a shareholder servicing agreement (a "Servicing Agreement") with each Shareholder Servicing Agent pursuant to which a Shareholder Servicing Agent, as agent for its customers, among other things: answers customer inquiries regarding account status and history, the manner in which purchases and redemptions of Shares may be effected and certain other matters pertaining to the Fund; assists shareholders in designating and changing dividend options, account designations and addresses; provides necessary personnel and facilities to establish and maintain shareholder accounts and records; assists in processing purchase and redemption transactions; arranges for the wiring of funds; transmits and receives funds in connection with customer orders to purchase or redeem Shares; verifies and guarantees shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts; furnishes (either separately or on an integrated basis with other reports sent to a shareholder by a Shareholder Servicing Agent) monthly and year-end statements and confirmations of purchases and redemptions; transmits, on behalf of the Trust, proxy statements, annual reports, updated prospectuses and other communications from the Trust to the Fund's shareholders; receives, tabulates and transmits to the Trust proxies executed by shareholders with respect to meetings of shareholders of the Fund or the Trust; and provides such other related services as the Trust or a shareholder may request.

    The Trust understands that some Shareholder Servicing Agents also may impose certain conditions on their customers, subject to the terms of this Prospectus, in addition to or different from those imposed by the Trust, such as requiring a different minimum initial or subsequent investment, account fees (a fixed amount per transaction processed), compensating balance requirements (a minimum dollar amount a customer must maintain in order to obtain the services offered), or account maintenance fees (a periodic charge based on a percentage of the assets in the account or of the dividends paid on those assets). Each Shareholder Servicing Agent has agreed to transmit to its customers who are holders of Shares appropriate prior written disclosure of any fees that it may charge them directly and to provide written notice at least 30 days prior to the imposition of any transaction fees.

     The Glass-Steagall Act prohibits certain financial institutions from engaging in the business of underwriting securities of open-end investment companies, such as shares of the Fund. The Trust engages banks as Shareholder Servicing Agents on behalf of the Fund only to perform administrative and shareholder servicing functions as described above. The Trust believes that the Glass-Steagall Act should not preclude a bank from acting as a Shareholder Servicing Agent. There is presently no controlling precedent regarding the performance of shareholder servicing activities by banks. Future changes in either federal statutes or regulations relating to the permissible activities of banks, as well as future judicial or administrative decisions and interpretations of present and future statutes and regulations, could prevent a bank from continuing to perform all or part of its servicing activities. If a bank were prohibited from so acting, its shareholder customers would be permitted to remain Fund shareholders, and alternative means for continuing the servicing of such shareholders would be sought. In such event, changes in the operation of the Fund might occur and a shareholder serviced by such bank might no longer be able to avail himself of any automatic investment or other services then being provided by such bank. The Trustees of the Trust do not expect that shareholders of the Fund would suffer any adverse financial consequences as a result of these occurrences.

OTHER EXPENSES

     The Fund bears all costs of its operations other than expenses specifically assumed by the Distributor, Manager or the Sub-Advisers. See "Management of the Trust -- Expenses and Expense Limits" in the Statement of Additional Information. Expenses attributable to the Shares shall be allocated to the Shares only. In the event a particular expense is not reasonably allocable by class or to a particular class, it shall be treated as a Fund expense or a Trust expense. Trust expenses directly attributable to the Fund are charged to the Fund; other expenses are allocated proportionately among all the portfolios in the Trust in relation to the net assets of each portfolio. For the period from _________, 1996 (commencement of operations) through October 31, 1996, the Fund's operating expenses equaled on an annual basis ____ of its average daily net assets.

                             PORTFOLIO TRANSACTIONS

     The Fund may dispose of a portfolio security whenever a Sub-Adviser believes it is appropriate to do so without regard to the length of time the particular asset may have been held. A high turnover rate involves greater expenses to the Fund. The Fund engages in portfolio trading if it believes a transaction net of costs (including custodian charges) will help in achieving its investment objective. Transaction costs incurred by the Fund and the realized capital gains and losses of the Fund may be greater than that of a fund with a lesser portfolio turnover rate.



     The primary consideration in placing portfolio security transactions with broker-dealers for execution is to obtain, and maintain the availability of, execution at the most favorable prices and in the most effective manner possible. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and such other policies as the Trustees of the Trust may determine, and subject to seeking the most favorable price and execution available, a Sub-Adviser may consider sales of shares of the Fund or other funds managed by the Sub-Adviser as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund. The Fund may pay brokerage commissions on portfolio security transactions to affiliated broker-dealers. For a further discussion of portfolio transactions, see "Investment Objective, Policies Risks, and Restrictions -- Fund Transactions" in the Statement of Additional Information.


                              CLASSES OF SHARES

     In addition to the Shares, the Trust currently offers one other class of shares of the Fund, the Class C shares, pursuant to a separate prospectus. Other classes of shares may have different class expenses, which may affect performance. Investors may obtain information concerning other classes of shares of the Fund directly from their Shareholder Servicing Agent or by calling 1-888-525-5757.

                        DETERMINATION OF NET ASSET VALUE

     The net asset value of each of the Shares is determined on each day on which the New York Stock Exchange is open for trading ("Fund Business Day"). This determination is made once during each Fund Business Day as of 4:00 p.m., New York time, by dividing the value of the Fund's net assets (i.e., the value of its assets less its liabilities, including expenses payable or accrued) by the number of Shares outstanding at the time the determination is made. Values of assets in the Fund's portfolio are determined on the basis of their market or other fair value, as described in the Statement of Additional Information.

                              PURCHASE OF SHARES

    Shares may be purchased without a sales load at their net asset value next determined after an order is received by a Shareholder Servicing Agent if it is transmitted to and accepted by the Distributor. Purchases are therefore effected on the same day the purchase order is received by the Distributor provided such order is received prior to 4:00 p.m., New York time, on any Fund Business Day.

    The Trust intends the Fund to be as fully invested at all times as is reasonably practicable in order to enhance the yield on its assets. Accordingly, in order to make investments which will immediately generate income, the Trust must have federal funds available for the Fund (i.e., monies credited by a Federal Reserve Bank to the account of the Fund with the Fund's custodian bank). Each Shareholder Servicing Agent has agreed to provide federal funds for each purchase at the time it transmits the order for such purchase to the Distributor, and the Distributor has agreed to provide the Fund with federal funds for each purchase, including those made directly through the Distributor. Therefore, each shareholder and prospective investor should be aware that if he does not have sufficient funds on deposit with, or otherwise immediately available to, his Shareholder Servicing Agent, there may be a delay in transmitting and effecting the purchase order since his check, bank draft, money order or similar negotiable instrument will have to be converted into federal funds. If such a delay is necessary, it is expected that in most cases it would not be longer than two business days.

    All purchase payments are invested in full and fractional Shares. The Trust reserves the right to cease offering Shares for sale at any time or to reject any order for the purchase of Shares.

    An investor may purchase Shares by authorizing his Shareholder Servicing Agent to purchase such Shares on his behalf through the Distributor.

     Exchange Privilege. By contacting his Shareholder Servicing Agent, a shareholder may exchange some or all of his Shares for shares of an identical class of one or more of the following investment companies at net asset value without a sales charge: Republic U.S. Government Money Market Fund, Republic New York Tax Free Money Market Fund, Republic New York Tax Free Bond Fund, Republic Bond Fund, Republic Overseas Equity Fund, Republic Opportunity Fund, and such other Republic Funds or other registered investment companies for which Republic serves as investment adviser as Republic may determine. An exchange may result in a change in the number of Shares held, but not in the value of such Shares immediately after the exchange. Each exchange involves the redemption of the Shares to be exchanged and the purchase of the shares of the other Republic Fund which may produce a gain or loss for tax purposes.


     The exchange privilege (or any aspect of it) may be changed or discontinued upon 60 days' written notice to shareholders and is available only to shareholders in states in which such exchanges legally may be made. A shareholder considering an exchange should obtain and read the prospectus of the other Republic Fund and consider the differences in investment objectives and policies before making any exchange.


THROUGH A SHAREHOLDER SERVICING AGENT

     Shares are being offered only to customers of Shareholder Servicing Agents. Shareholder Servicing Agents may offer services to their customers, including specialized procedures for the purchase and redemption of Shares, such as pre-authorized or automatic purchase and redemption programs. Each Shareholder Servicing Agent may establish its own terms, conditions and charges, including limitations on the amounts of transactions, with respect to such services. Charges for these services may include fixed annual fees, account maintenance fees and minimum account balance requirements. The effect of any such fees will be to reduce the net return on the investment of customers of that Shareholder Servicing Agent. Conversely, certain Shareholder Servicing Agents may (although they are not required by the Trust to do so) credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding such other fees or the fees received by the Shareholder Servicing Agent from the Fund, which will have the effect of increasing the net return on the investment of such customers of those Shareholder Servicing Agents.

     Shareholder Servicing Agents may transmit purchase payments on behalf of their customers by wire directly to the Fund's custodian bank by following the procedures described above.

     For further information on how to direct a Shareholder Servicing Agent to purchase Shares, an investor should contact his Shareholder Servicing Agent (see back cover for address and phone number).

                               RETIREMENT PLANS

     Shares are  offered  in  connection  with  tax-deferred  retirement  plans.
Application forms and further information about these plans, including applicable fees, are available from the Trust or the Sponsor upon request. Recently enacted federal tax legislation has substantially affected the tax treatment of contributions to certain retirement plans. Before investing in the Fund through one or more of these plans, an investor should consult his or her tax adviser.

INDIVIDUAL RETIREMENT ACCOUNTS

     Shares may be used as a funding medium for an IRA. An Internal Revenue Service-approved IRA plan may be available from an investor's Shareholder Servicing Agent. In any event, such a plan is available from the Sponsor naming IBT, as custodian. The minimum initial investment for an IRA is $250; the minimum subsequent investment is $100. IRAs are available to individuals who receive compensation or earned income and their spouses whether or not they are active participants in a tax-qualified or Government-approved retirement plan. An IRA contribution by an individual who participates, or whose spouse participates, in a tax-qualified or Government-approved retirement plan may not be deductible depending upon the individual's income. Individuals also may establish an IRA to receive a "rollover" contribution of distributions from another IRA or a qualified plan. Tax advice should be obtained before planning a rollover.

DEFINED CONTRIBUTION PLANS

     Investors who are self-employed may purchase Shares for retirement plans for self-employed persons which are known as Defined Contribution Plans (formerly Keogh or H.R. 10 Plans). Republic offers a prototype plan for Money Purchase and Profit Sharing Plans.

SECTION 457 PLAN, 401(K) PLAN, 403(B) PLAN

     The Fund may be used as a vehicle for certain deferred compensation plans provided for by Section 457 of the Internal Revenue Code of 1986, as amended (the "Code"), with respect to service for state governments, local governments, rural electric cooperatives and political subdivisions, agencies, instrumentalities and certain affiliates of such entities. The Fund may also be used as a vehicle for both 401(k) plans and 403 (b) plans.

                             REDEMPTION OF SHARES

     A shareholder may redeem all or any portion of the Shares in his account at any time at the net asset value next determined after a redemption order in proper form is furnished by the shareholder to his Shareholder Servicing Agent, and is transmitted to and received by the Transfer Agent. Redemptions are effected on the same day the redemption order is received by the Transfer Agent provided such order is received prior to 4:00 p.m., New York time, on any Fund Business Day. Shares redeemed earn dividends up to and including the Fund Business Day prior to the day the redemption is effected.

     The proceeds of a redemption are normally paid from the Fund in federal funds on the next Fund Business Day following the date on which the redemption is effected, but in any event within seven days. The right of any shareholder to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed during any period in which the New York Stock Exchange is closed (other than weekends or holidays) or trading on such Exchange is restricted or, to the extent otherwise permitted by the 1940 Act, if an emergency exists. To be in a position to eliminate excessive expenses, the Trust reserves the right to redeem upon not less than 30 days' notice all Shares in an account which has a value below $50. However, a shareholder will be allowed to make additional investments prior to the date fixed for redemption to avoid liquidation of the account.

     A shareholder may redeem Shares only by authorizing his Shareholder Servicing Agent to redeem such Shares on his behalf (since the account and records of such a shareholder are established and maintained by his Shareholder Servicing Agent). For further information as to how to direct a Shareholder Servicing Agent to redeem Shares, a shareholder should contact his Shareholder Servicing Agent (see back cover for address and phone number).

                         DIVIDENDS AND DISTRIBUTIONS

     Dividends substantially equal to all of the Fund's net investment income earned are distributed quarterly to Fund shareholders of record. Generally, the Fund's net investment income consists of the interest and dividend income it earns, less expenses. In computing interest income, premiums are not amortized, nor are discounts accrued on long-term debt securities in the Fund's portfolio, except as required for federal income tax purposes.

    The Fund's net realized short-term and long-term capital gains, if any, are distributed to shareholders annually. Additional distributions are also made to the Fund's shareholders to the extent necessary to avoid application of the 4% non-deductible federal excise tax on certain undistributed income and net capital gains of mutual funds.

     Unless a shareholder elects to receive dividends in cash (subject to the policies of the shareholder's Shareholder Servicing Agent or securities broker), dividends are distributed in the form of additional Shares (purchased at their net asset value without a sales charge).

                                 TAX MATTERS

    This discussion is intended for general information only. An investor should consult with his own tax advisor as to the tax consequences of an investment in the Fund, including the status of dividends and distributions from the Fund under applicable state or local law.

     Each year, the Trust intends to qualify the Fund and elect that the Fund be treated as a separate "regulated investment company" under Subchapter M of the Code. To so qualify, the Fund must meet certain income, distribution and diversification requirements. Provided such requirements are met and all investment company taxable income and net realized capital gains of the Fund are distributed to shareholders in accordance with the timing requirements imposed by the Code, generally no federal income or excise taxes will be paid by the Fund on amounts so distributed.

     Dividends and capital gains distributions, if any, paid to shareholders are treated in the same manner for federal income tax purposes whether received in cash or reinvested in additional shares of the Fund. Shareholders must treat dividends, but not long-term capital gain distributions, as ordinary income. Dividends paid to corporate shareholders, to the extent such dividends are attributable to dividends received from U.S. corporations, may qualify for the dividends-received deduction. However, the alternative minimum tax applicable to corporations may reduce the value of the dividends-received deduction. Distributions designated by the Fund as capital gain dividends are taxable to shareholders as long-term capital gain regardless of the length of time the shares of the Fund have been held by the shareholders and such distributions are not eligible for the dividends-received deduction. Certain dividends declared in October, November, or December of a calendar year to shareholders of record on a date in such a month are taxable to shareholders (who otherwise are subject to tax on dividends) as though received on December 31 of that year if paid to shareholders during January of the following calendar year.

     Tax Withholding. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries.

     The Fund  generally  will be required to withhold  federal  income tax at a rate of 31% ("backup withholding") from dividends paid, capital gain distributions, and redemption proceeds to shareholders if (1) the shareholder fails to furnish the Fund with the shareholder's correct taxpayer identification number ("TIN") or social security number and to make such certifications as the Fund may require, (2) the Internal Revenue Service notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the Internal Revenue Service and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he is not subject to backup withholding. Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder's federal income tax liability. Dividends from the Fund attributable to the Fund's net investment income and short-term capital gains generally will be subject to U.S. withholding tax when paid to shareholders treated under U.S. tax law as nonresident alien individuals or foreign corporations, estates, partnerships or trusts.

     The Trust is organized as a Massachusetts business trust and, under current law, is not liable for any income or franchise tax in the Commonwealth of Massachusetts as long as each series of the Trust (including the Fund) qualifies as a "regulated investment company" under the Code.

     For additional information relating to taxes, see "Taxation" in the Statement of Additional Information.

              DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES

     The Trust's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (par value $0.001 per share) and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Trust. The shares of each series participate equally in the earnings, dividends and assets of the particular series. Currently, the Trust has six series of shares, each of which constitutes a separately managed fund. The Trust reserves the right to create additional series of shares. The Trust may authorize the creation of multiple classes of shares of separate series of the Trust. Currently, the Fund is divided into two classes of shares.

     Each share of each class of the Fund represents an equal proportionate interest in the Fund with each other share of that class. Shares have no preference, pre-emptive, conversion or similar rights. Shares when issued are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each share held on matters on which they are entitled to vote. Each Shareholder Servicing Agent has agreed to transmit all proxies and voting materials from the Trust to their customers who are beneficial owners of the Fund and such Shareholder Servicing Agents have agreed to vote as instructed by such customers. The Trust is not required and has no current intention to hold annual meetings of shareholders, although the Trust will hold special meetings of Fund shareholders when in the judgment of the Trustees of the Trust it is necessary or desirable to submit matters for a shareholder vote. Shareholders of each series generally vote separately, for example, to approve investment advisory agreements or changes in fundamental investment policies or restrictions, but shareholders of all series may vote together to the extent required under the 1940 Act, such as in the election or selection of Trustees, principal underwriters and accountants for the Trust. Shares of each class of a series represent an equal pro rata interest in such series and, generally, have identical voting, dividend, liquidation, and other rights, preferences, powers, terms and conditions, except that: (a) each class shall have a different designation; (b) each class of shares shall bear any class expenses; and (c) each class shall have exclusive voting rights on any matter submitted to shareholders that relate solely to its distribution arrangement, and each class shall have separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class.

     Shareholders of the Fund have under certain circumstances (e.g., upon application and submission of certain specified documents to the Trustees by a specified number of shareholders) the right to communicate with other shareholders of the Trust in connection with requesting a meeting of shareholders of the Trust for the purpose of removing one or more Trustees. Shareholders of the Trust have the right to remove one or more Trustees without a meeting by a declaration in writing subscribed to by a specified number of shareholders, however, the Trustees will call such a meeting upon the written request of shareholders holding at least 10% of the Trust's outstanding shares. Upon liquidation or dissolution of the Fund, shareholders of the Fund would be entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

     The Trust's Declaration of Trust provides that, at any meeting of shareholders of the Fund or the Trust, a Shareholder Servicing Agent may vote any shares as to which such Shareholder Servicing Agent is the agent of record and which are otherwise not represented in person or by proxy at the meeting, proportionately in accordance with the votes cast by holders of all shares otherwise represented at the meeting in person or by proxy as to which such Shareholder Servicing Agent is the agent of record. Any shares so voted by a Shareholder Servicing Agent will be deemed represented at the meeting for purposes of quorum requirements.

     The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

                           PERFORMANCE INFORMATION

     Yield and total return data for the Fund may from time to time be included in advertisements about the Trust. "Total return" is expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of 1, 5 and 10 years. All total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid. "Yield" refers to the net income generated by an investment in the Fund over a stated 30-day period. This income is then annualized -- i.e., the amount of income generated by the investment during the 30-day period is assumed to be generated each 30-day period for twelve periods and is shown as a percentage of the investment. The income earned on the investment is also assumed to be reinvested at the end of the sixth 30-day period.

     Since these total return and yield quotations are based on historical earnings and since the Fund's total return and yield fluctuate from day to day, these quotations should not be considered as an indication or representation of the Fund's total return or yield in the future. Any performance information should be considered in light of the Fund's investment objective and policies, characteristics and quality of the Fund's portfolio and the market conditions during the time period indicated, and should not be considered to be representative of what may be achieved in the future. From time to time the Trust may also use comparative performance information in such advertisements, including the performance of unmanaged indices, the performance of the Consumer Price Index (as a measure for inflation), and data from Lipper Analytical Services, Inc. and other industry publications.


     A Shareholder Servicing Agent may charge its customers direct fees in connection with an investment in the Fund, which will have the effect of reducing the net return on the investment of customers of that Shareholder Servicing Agent. Conversely, the Trust has been advised that certain Shareholder Servicing Agents may credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding such other fees or the fees received by the Shareholder Servicing Agent from the Fund, which will have the effect of increasing the net return on the investment of such customers of those Shareholder Servicing Agents. Such customers may be able to obtain through their Shareholder Servicing Agent quotations reflecting such decreased return.


SHAREHOLDER INQUIRIES

     All shareholder inquiries should be directed to the Trust, 3435 Stelzer Road, Columbus, Ohio 43219-3035.

        GENERAL AND ACCOUNT INFORMATION     (888) 525-5757 (TOLL FREE)

                             --------------------


     The Trust's Statement of Additional Information, dated February __, 1997, with respect to the Fund contains more detailed information about the Fund, including information related to (i) the Fund's investment restrictions, (ii) the Trustees and officers of the Trust and the Manager, Sub-Adviser and Sponsor of the Fund, (iii) portfolio transactions, (iv) the Fund's shares, including rights and liabilities of shareholders, and (v) additional yield information, including the method used to calculate the total return and yield of the Fund.

REPUBLIC
EQUITY
FUND


INVESTMENT MANAGER
Republic National Bank of New York
452 Fifth Avenue
New York, NY 10018

SUB-ADVISERS
Alliance Capital Management L.P.
1345 Avenue of the Americas, 38th Floor
New York, NY 10105

Brinson Partners, Inc.
209 South LaSalle Street
Chicago, IL 60604-1295

ADMINISTRATOR, DISTRIBUTOR AND SPONSOR
BISYS Fund Services
3435 Stelzer Road
Columubs, Ohio 43219-3035
(614) 470-8000

CUSTODIAN AND TRANSFER AGENT
Investors Bank & Trust Company
89 South Street
Boston, MA 02111
(800) 782-8183

INDEPENDENT AUDITORS
KPMG Peat Marwick LLP
99 High Street
Boston, MA 02110

LEGAL COUNSEL
Dechert Price & Rhoads
1500 K Street, N.W.
Washington, D.C. 20005

SHAREHOLDER SERVICING AGENTS:
Republic National Bank of New York
Republic Bank For Savings
452 Fifth Avenue
New York, NY 10018
(800) 782-8183

FOR NON-REPUBLIC CLIENTS:
Investors Bank & Trust Company
89 South Street
Boston, MA 02111
(800) 782-8183



REPUBLIC EQUITY FUND



PROSPECTUS
February __, 1997

REPUBLIC EQUITY FUND

CLASS C SHARES/RETAIL CLASS
3435 STELZER ROAD, COLUMBUS, OHIO 43219-3035
------------------------------------------------------------------------------
ACCOUNT AND GENERAL INFORMATION: (888) 525-5757 (TOLL FREE)


     Republic Equity Fund (the "Fund") is a diversified separate series (portfolio) of the Republic Funds (the "Trust"), an open-end, management investment company which currently consists of six portfolios, each of which has different and distinct investment objectives and policies. Class C shares of the Fund are being offered by this Prospectus. The Trust offers one other class of shares of the Fund pursuant to a separate prospectus. Republic National Bank of New York ("Republic" or the "Manager") is the investment manager of the Fund. Alliance Capital Management L.P. ("Alliance" or a "Sub-Adviser") and Brinson Partners, Inc. ("Brinson" or a "Sub-Adviser") continuously manage the investment portfolio of the Fund.

     The investment objective of the Fund is long-term growth of capital and income without excessive fluctuations in market value. The Fund will normally invest in equity securities of seasoned companies in sound financial condition with large or intermediate capitalization which are expected to show above-average price appreciation. There can be no assurance that the investment objective of the Fund will be achieved.

     AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, REPUBLIC OR ANY OTHER BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. AN INVESTMENT IN THE FUND IS SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

     Shares of the Fund are continuously offered for sale at net asset value with no sales charge by BISYS Fund Services ("BISYS" or the "Distributor") (i) directly to the public, (ii) to customers of a financial institution, such as a federal or state-chartered bank, trust company or savings and loan association that has entered into a shareholder servicing agreement with the Trust (collectively, "Shareholder Servicing Agents"), and (iii) to customers of a securities broker that has entered into a dealer agreement with the Distributor.

     AN INVESTOR WHO IS NOT PURCHASING DIRECTLY FROM THE DISTRIBUTOR SHOULD OBTAIN FROM HIS SECURITIES BROKER OR SHAREHOLDER SERVICING AGENT, AND SHOULD READ IN CONJUNCTION WITH THIS PROSPECTUS, THE MATERIALS PROVIDED BY THE SECURITIES BROKER OR SHAREHOLDER SERVICING AGENT DESCRIBING THE PROCEDURES UNDER WHICH SHARES OF THE FUND MAY BE PURCHASED AND REDEEMED THROUGH SUCH SECURITIES BROKER OR SHAREHOLDER SERVICING AGENT.

     This Prospectus sets forth concisely the information concerning the Fund that a prospective investor ought to know before investing. The Trust has filed with the Securities and Exchange Commission a Statement of Additional Information, dated February __, 1997, with respect to the Fund, containing additional and more detailed information about the Fund, which is hereby incorporated by reference into this Prospectus. An investor may obtain a copy of this Statement of Additional Information without charge by contacting the Distributor or his Shareholder Servicing Agent (see back cover for addresses and phone numbers).

                             --------------------
  Investors should read this Prospectus and retain it for future reference.
                             --------------------

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
       EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE
      SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION
          PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
              REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

           THE DATE OF THIS PROSPECTUS IS FEBRUARY __, 1997

                                  HIGHLIGHTS

THE FUND                                                                PAGE __

     Republic Equity Fund (the "Fund") is a separate series (portfolio) of the Republic Funds (the "Trust"), a Massachusetts business trust organized on April 22, 1987, which currently consists of seven funds, each of which has different and distinct investment objectives and policies.

INVESTMENT  OBJECTIVE,  RISKS AND POLICIES                             PAGE __

     The investment objective of the Fund is long-term growth of capital and income without excessive fluctuations in market value. The Fund will normally invest in equity securities of seasoned companies in sound financial condition with large or intermediate capitalization which are expected to show above-average price appreciation. There can be no assurance that the investment objective of the Fund will be achieved.

MANAGEMENT OF THE TRUST                                                 PAGE __

     Republic acts as investment manager to the Fund pursuant to an Investment Management Agreement with the Trust. For its services, the Manager is paid a fee by the Fund, computed daily and based on the Fund's average daily net assets, equal on an annual basis to 0.175% of net assets. Each Sub-Adviser continuously manages a portion of the investment portfolio of the Fund pursuant to a Sub-Advisory Agreement with the Manager. The Manager determines the allocation of the Fund's assets between the Sub-Advisers. For its services, each Sub-Adviser is paid a fee by the Fund, computed daily and based on the Fund's average daily net assets, equal on an annual basis to 0.325% of the average daily net assets of the Fund allocated to the Sub-Adviser for management, subject to certain breakpoints on assets allocated to the Sub-Adviser in excess of $50 million. See "Management of the Trust."

     BISYS acts as administrator and sponsor of the Fund. BISYS provides certain management and administrative services to the Fund for which it receives from the Fund a fee at the annual rate of up to 0.10% of the Fund's average daily net assets, subject to certain breakpoints on assets in excess of $1 billion.

     The Trust also has retained BISYS to distribute Class C shares of the Fund (the "Shares") pursuant to a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). Pursuant to the terms of the Distribution Plan, the Distributor is reimbursed from the Fund for marketing costs and payments to other organizations for services rendered in distributing the Shares. This fee may not exceed 0.25% of the average daily net assets of the Fund represented by Shares outstanding and is expected to be limited to an amount such that the aggregate fees paid to the Distributor pursuant to the Distribution Plan and to the Shareholder Servicing Agents pursuant to the Administrative Services Plan do not exceed 0.25% of such assets. See "Management of the Trust."

PURCHASES AND REDEMPTIONS                                      PAGES __ AND __
     Shares are continuously offered for sale by the Distributor at net asset value with no sales charge (i) directly to the public, (ii) to customers of a financial institution, such as a federal or state-chartered bank, trust company or savings and loan association, that has entered into a shareholder servicing agreement with the Trust (collectively, "Shareholder Servicing Agents"), and
(iii) to customers of a securities broker that has entered into a dealer agreement with the Distributor. For investors who purchase Shares directly from the Distributor, the minimum initial investment is $1,000 and the minimum subsequent investment is $100. The Trust offers to buy back (redeem) Shares from shareholders of the Fund at any time at net asset value. See "Purchase of Shares" and "Redemption of Shares."

DIVIDENDS AND DISTRIBUTIONS                                            PAGE __
     The Trust intends to distribute all the Fund's net investment income as a dividend to Fund shareholders quarterly and net realized capital gains, if any, annually. See "Dividends and Distributions."

                                  FEE TABLE

     The following table provides (i) a summary of estimated expenses relating to purchases and sales of Fund Shares, and the aggregate annual operating expenses of the Fund, as a percentage of average daily net assets of the Fund, and (ii) an example illustrating the dollar cost of such estimated expenses on a $1,000 investment in Fund Shares.

Shareholder Transaction Expenses .......................................... None
Annual Fund Operating Expenses
  Investment Management Fee after waiver* ................................ 0.10%
  Investment Subadvisory Fee ............................................. 0.32%
  Distribution Fees (Rule 12b-1 fees) .................................... 0.15%
  Other Expenses ......................................................... 0.73%
                                                                          ------
      -- Shareholder Servicing Fee ..............................   0.10%
      -- Administrative Services Fee ............................   0.10%
      -- Other Operating Expenses ...............................   0.53%
  Total Fund Operating Expenses after fee waiver** ..................... 1.30%
                                                                          ======

------------
  *Investment Management Fee is shown net of waiver. Without such waiver, such fee in the aggregate would be equal on an annual basis to 0.175% of the Fund's average net assets.

**Total Fund Operating Expenses are shown net of fee waivers. Without such fee waivers, the Total Fund Operating Expenses would be equal on an annual basis to 1.375% of the Fund's average net assets. There can be no assurance that expenses will be reimbursed or waived in the future.

EXAMPLE

    A shareholder of the Fund would pay the following expenses on a $1,000 investment in Fund Shares, assuming (1) 5% annual return and (2) redemption at the end of:
       1 year ..................................................          $ 13
       3 years .................................................          $ 41
       5 years .................................................          $ 71
       10 years ................................................          $157

     The purpose of the expense table provided above is to assist investors in understanding the various costs and expenses that a shareholder will bear directly or indirectly. The information is based on the expenses the Fund expects to incur with respect to the Shares for the current fiscal year.* The expense table shows the expected investment management fee, investment subadvisory fee, distribution (Rule 12b-1) fee, administrative services fee and shareholder servicing fee. For a more detailed discussion on the costs and expenses of investing in the Fund, see "Management of the Trust."

----------
*Assuming average daily net assets of $30 million in the Fund.

     The fees paid from the Fund to each Shareholder Servicing Agent are determined by a formula based upon the number of accounts serviced by such Shareholder Servicing Agent during the period for which payment is being made, the level of activity in such accounts during such period, and the expenses incurred by such Shareholder Servicing Agent. Similarly, the fee from the Fund to the Distributor is in anticipation of, or as reimbursement for, expenses incurred by the Distributor in connection with the sale of Fund Shares. The aggregate fees paid to the Distributor pursuant to the Distribution Plan and to the Shareholder Servicing Agent pursuant to the Administrative Services Plan may not exceed 0.25% of the average daily net assets of the Fund represented by Shares outstanding during the period for which payment is being made. Long-term shareholders may pay more than the economic equivalent of the maximum distribution charges permitted by the National Association of Securities Dealers, Inc.

     Some Shareholder Servicing Agents and securities brokers may impose certain conditions on their customers, subject to the terms of this Prospectus, in addition to or different from those imposed by the Trust, such as requiring a minimum initial investment or charging their customers a direct fee for their services. The effect of any such fees will be to reduce the net return on the investment of customers of that Shareholder Servicing Agent or securities broker. Each Shareholder Servicing Agent and securities broker has agreed to transmit to shareholders who are its customers appropriate written disclosure of any transaction fees that it may charge them directly at least 30 days before the imposition of any such charge.

     THE EXAMPLE SET FORTH ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OF THE FUND; ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                             FINANCIAL HIGHLIGHTS

     The financial data shown below is to assist investors in evaluating the performance of the Shares since commencement of operations through October 31, 1996. The information shown in the following schedule has been audited by ___________________, independent auditors, whose report on the Fund's financial statements is incorporated by reference into the Statement of Additional Information from the Fund's Annual Report dated October 31, 1996. Information for the period ended October 31, 1995 has been audited by the Fund's former independent auditors. The Annual Report also includes management's discussion of Fund performance, and may be obtained without charge upon request. This information should be read in conjunction with the financial statements.


SELECTED DATA FOR A CLASS C SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD:
REPUBLIC EQUITY FUND -- FINANCIAL HIGHLIGHTS




                                                                                               FOR THE PERIOD
                                                                                               AUGUST 1, 1995
                                                               FOR THE FISCAL                (COMMENCEMENT
                                                               YEAR ENDED                     OF OPERATIONS) TO
                                                               OCTOBER 31, 1996               OCTOBER 31, 1995
                                                               ----------------               ----------------

Net asset value, beginning of period .......................          $____                           $10.00
                                                                                                       ------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income ....................................           ____                             0.04
  Net realized and unrealized gain on investments ..........           ____                             0.24
                                                                      ------                           ------
    Total from investment operations .......................           ____                             0.28
                                                                      ------                           ------
Less dividends:
  From net investment income ...............................           ____                             (0.04)
                                                                      ------                           ------
    Total from dividends ...................................           ____                             (0.04)
                                                                      ------                           ------
Net asset value, end of period .............................          $____                            $10.24
                                                                       -----                           ------
Total return ...............................................           ___%                             2.75%(a)
Ratios/supplemental data:
  Net assets, end of period (in 000's) .....................          $____                           $22,092
  Ratio of expenses to average net assets (b) ..............           ___%                             1.47%(c)
  Ratio of net investment income to average net assets (b) .           ___%                             1.59%(c)
  Portfolio turnover rate ..................................           ___%                                2%
  Average commission rate paid..............................           ___%                              ___%
------------------------------------------------------------------------------

(a)  Not annualized.
(b)  Reflects a voluntary  expense  limitation and waivers of fees by affiliated parties of the Fund. If this limitation and waivers had not been in effect, the annualized  ratios of expenses and net investment income to average net assets for the fiscal  year ended  October 31, 1996 and for the period from
     August 1, 1995  (commencement of operations) to October 31, 1995 would have been:
     Ratio of expenses to average net assets...............           ___%                               2.44%(c)
     Ratio of net investment income to average net assets..           ___%                               0.62%(c)
(c)  Annualized.

                   INVESTMENT OBJECTIVE, RISKS AND POLICIES

INVESTMENT OBJECTIVE

     The investment objective of the Fund is to seek long-term growth of capital and income without excessive fluctuations in market value. The Fund will normally invest in equity securities of seasoned companies in sound financial condition with large or intermediate capitalization which are expected to show above-average price appreciation. There can be no assurance that the investment objective of the Fund will be achieved. The investment objective of the Fund may be changed without approval by the Fund's shareholders. If there is a change in the investment objective of the Fund, shareholders should consider whether the Fund remains an appropriate investment in light of their then-current financial position and needs. Shareholders of the Fund shall receive 30 days' prior written notice of any change in the investment objective of the Fund.

INVESTMENT POLICIES

     The Fund will normally invest at least 65% of its total assets in equity securities of seasoned companies in sound financial condition with large or intermediate capitalization which are expected to show above-average price appreciation. The Fund may invest in a broad range of equity securities, including common and preferred stocks, debt securities convertible into or exchangeable for common stock and securities such as warrants or rights that are convertible into common stock.

     The Manager will allocate the Fund's assets between the Sub-Advisers. While the Manager maintains complete discretion regarding the allocation of the Fund's assets, the Manager anticipates that it typically will allocate the Fund's assets evenly between the Sub-Advisers, each of which pursues the Fund's investment objective in the manner described below.

ALLIANCE

     Alliance seeks the Fund's investment objective by pursuing a "growth" style of investing in marketable equity securities, primarily of U.S. companies. However, the Fund may purchase foreign, as well as domestic, equity securities. Alliance normally will invest substantially all of the Fund's assets allocated to it in common stocks which Alliance believes will appreciate in value.

     Alliance generally seeks to invest the Fund's assets in financially secure firms with established operating histories that are proven leaders in their industry or market sector. Such companies may demonstrate characteristics such as participation in expanding markets, increasing unit sales volume, growth in revenues and earnings per share, and increasing return on investments. However, Alliance may invest the Fund's assets in companies that do not demonstrate such characteristics if it expects such companies to undergo an acceleration in growth of earnings because of special factors such as new management, new products, changes in consumer demand or basic changes in the economic environment.

     Alliance analyzes each company considered for investment, using internal fundamental research analysts, to determine its source of earnings, competitive edge, management strength, and level of industry dominance as measured by market share. At the same time, Alliance conducts an analysis of the financial condition of each company and selects those prospects that demonstrate the greatest potential for above-average capital appreciation and growth in earnings. Alliance's philosophy is to seek the best available combination of relative earnings growth and attractive valuation.

BRINSON

     Brinson seeks the Fund's investment objective by pursuing a "value" style of investment management. Brinson's approach to investing for the Fund is to invest in the equity securities of U.S. companies believed to be undervalued based upon internal research and proprietary valuation systems. Investment decisions are based on fundamental research, internally developed valuation systems and seasoned judgment. Brinson's research focuses on several levels of analysis; first, on understanding wealth shifts that occur within the equity market, and second, on individual company research. At the company level, Brinson quantifies expectations of a company's ability to generate profit and to grow business into the future.

     For each stock under analysis, Brinson discounts to the present all of the future cash flows that it believes will accrue to the Fund from the investment in order to calculate a present or intrinsic value. This value estimate generated by Brinson's proprietary valuation model is compared to observed market price and ranked against other stocks accordingly. The rankings, in combination with Brinson's investment judgment, determine which securities are included in the portfolio.

     Brinson monitors and assesses the degree to which the portfolio becomes concentrated in industry or common types of stocks, and adjusts the portfolio to balance the price/value opportunities with their concentrations. Brinson imposes limits on the degree of concentration, as the Fund does not intend to concentrate its investments in a particular industry.

GENERAL

     The Fund also may (a) invest in options on securities, securities indices or foreign currencies, (b) invest in futures contracts and options on futures contracts, (c) enter into forward foreign currency exchange contracts, (d) invest up to 10% of its net assets (at the time of investment) in debt and equity securities which are traded in developed foreign countries, and (e) invest up to 35% in bonds and other debt securities, including lower rated, high-yield bonds, commonly referred to as "junk bonds." The Fund does not intend to write covered call options with respect to securities with an aggregate market value of more than 10% of its total assets at the time an option is written. The Fund will not invest more than 5% of its net assets (at the time of investment) in lower rated (BB/Ba or lower), high-yield bonds. The Fund may retain any bond whose rating drops below investment grade if it is in the best interest of the Fund's shareholders. Securities rated BB/Ba by a nationally recognized statistical rating organization are considered to have speculative characteristics.

     The Fund may lend its portfolio securities. These loans may not exceed 30% of the value of the Fund's total assets.

     The Fund will not purchase securities for trading purposes. Pending investment in equity and debt and also for temporary defensive purposes, the Fund may invest without limit in short-term debt and other high-quality, fixes-income securities and cash equivalents, which may include, but are not limited to: (i) short-term obligations of the U.S. and foreign sovereign governments and their agencies and instrumentalities, (ii) interest bearing savings deposits, certificates of deposit and bankers' acceptances of U.S. and foreign banks, (iii) high-quality rated commercial paper of U.S. or foreign issuers, and (iv) repurchase agreements related to the foregoing. The Fund may invest up to 15% of its net assets in illiquid securities.


                     ADDITIONAL RISK FACTORS AND POLICIES

FOREIGN SECURITIES

     Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or foreign withholding and other taxation, limitation on the removal of cash or other assets of the Fund, political or financial instability, or diplomatic and other developments which could affect such investments. Further, economics of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. Changes in foreign exchange rates will affect the value of securities denominated or quoted in currencies other than the U.S. dollar. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custodial arrangements, and transaction costs of foreign currency conversions.

CONVERTIBLE SECURITIES

     Although the Fund's equity investments consist primarily of common and preferred stocks, the Fund may buy securities convertible into common stock if, for example, a Sub-Adviser believes that a company's convertible securities are undervalued in the market. Convertible securities eligible for purchase by the Fund consist of convertible bonds, convertible preferred stocks, warrants and rights. See "Additional Risk Factors and Policies -- Warrants" below and the Statement of Additional Information for a discussion of these instruments.

ILLIQUID INVESTMENTS

     The Fund may invest up to 15% of its net assets in securities that are illiquid by virtue of the absence of a readily available market, or because of legal of contractual restrictions on resale, excluding securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as described below. There may be delays in selling these securities and sales may be made at less favorable prices.

     A Sub-Adviser may determine that a particular Rule 144A security is liquid and thus not subject to the Fund's limits on investment in illiquid securities, pursuant to guidelines adopted by the Board of Trustees. Factors that a Sub-Adviser must consider in determining whether a particular Rule 144A security is liquid include the frequency of trades and quotes for the security, the number of dealers willing to purchase or sell the security and the number of other potential purchasers, dealer undertakings to make a market in the security, and the nature of the security and the nature of the market for the security (i.e., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Investing in Rule 144A securities could have the effect of increasing the level of the Fund's illiquidity to the extent that qualified institutions might become, for a time, uninterested in purchasing these securities.

WARRANTS

     The Fund may invest up to 10% of its net assets in warrants, except that this limitation does not apply to warrants acquired in units or attached to securities. A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specific amount of the corporation's capital stock at a set price for a specified period of time. Warrants do not represent ownership of the securities, but only the right to buy the securities. The prices of warrants do not necessarily move parallel to the prices of underlying securities. Warrants may be considered speculative in that they have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them.

LOANS OF PORTFOLIO SECURITIES

     The Fund may lend its securities to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional income. Loans of securities will be collateralized by cash, letters of credit, or securities issued or guaranteed by the U.S. Government or its agencies. The collateral will equal at least 100% of the current market value of the loaned securities. In addition, the Fund will not lend its portfolio securities to the extent that greater than 30% of its total assets, at fair market value, would be committed to loans at that time.


FORWARD  CONTRACTS

     The Fund may enter into forward foreign currency exchange contracts for the purchase and sale of a fixed quantity of a foreign currency at a future date ("Forward Contracts"). The Fund may enter into Forward Contracts for hedging purposes as well as for non- hedging purposes. By entering into transactions in Forward Contracts, however, the Fund may be required to forego the benefits of advantageous changes in exchange rates and, in the case of Forward Contracts entered into for non-hedging purposes, the Fund may sustain losses which will reduce its gross income. Forward Contracts are traded over-the-counter and not on organized commodities or securities exchanges. As a result, such contracts operate in a manner distinct from exchange-traded instruments and their use involves certain risks beyond those associated with transactions in futures contracts or options traded on exchanges. The Fund may also enter into a Forward Contract on one currency in order to hedge against risk of loss arising from fluctuations in the value of a second currency (referred to as a "cross hedge") if, in the judgment of a Sub-Adviser, a reasonable degree of correlation can be expected between movements in the values of the two currencies. The Fund has established procedures consistent with statements of the Securities and Exchange Commission and its staff regarding the use of Forward Contracts by registered investment companies, which requires use of segregated assets or "cover" in connection with the purchase and sale of such contracts.

OPTIONS

     The Fund may write (sell) covered call and put options and purchase call and put options on domestic or foreign securities indices, securities, and foreign currencies. The Fund may write such options for the purpose of increasing its current income and/or to protect its portfolio against declines in value. When the Fund writes an option and the value of the underlying index, security, or currency moves adversely to the holder's position, the option will not be exercised, and the Fund will either close out the option at a profit or allow it to expire unexercised. The Fund will thereby retain the amount of the premium, less related transaction costs, which will increase its gross income and offset part of the reduced value of portfolio securities or the increased cost of securities to be acquired. Such transactions, however, will constitute only partial hedges against adverse price fluctuations, since any such fluctuations will be offset only to the extent of the premium received by the Fund for the writing of the option, less related transaction costs. In addition, if the value of an underlying index, security, or currency moves adversely to the Fund's option position, the option may be exercised, and the Fund will experience a loss which may only be partially offset by the amount of the premium received. The Fund may also write combinations of put and call options on the same security or index, known as "straddles." Such transactions can generate additional premium income but also present increased risk.

     The Fund may also purchase put or call options in order, respectively, to hedge its investments against a decline in value or to attempt to reduce the risk of missing a market or industry segment advance. The Fund's possible loss in either case will be limited to the premium paid for the option, plus related transaction costs.

FUTURES CONTRACTS

     The Fund may enter into futures contracts for the purchase or sale for future delivery of securities or foreign currencies or contracts based on indices of securities as such instruments become available for trading. Such transactions will be entered into for hedging purposes, in order to protect the Fund's current or intended investments from the effects of changes in interest or exchange rates, or for non-hedging purposes, to the extent permitted by applicable law. For example, in the event that an anticipated decrease in the value of portfolio securities occurs as a result of a general increase in interest rates or a decline in the dollar value of foreign currencies in which portfolio securities are denominated, the adverse effects of such changes may be offset, in whole or part, by gains on futures contracts sold by the Fund. Conversely, the adverse effects of an increase in the cost of portfolio securities to be acquired, occurring as a result of a decline in interest rates or a rise in the dollar value of securities denominated in foreign currencies, may be offset, in whole or in part, by gains on futures ontracts purchased by the Fund. The Fund will incur brokerage fees when it purchases and sells futures contracts, and will be required to maintain margin deposits. In addition, futures contracts entail risks. Although the Fund believes that use of such contracts will benefit the Fund, if a Sub-Adviser's investment judgment about the general direction of interest or exchange rates is incorrect, the Fund's overall performance may be poorer than if it had not entered into any such contract and the Fund may realize a loss. Transactions entered into for non-hedging purposes involve greater risk, including the risk of losses which are not offset by gains on other portfolio assets. The Fund will not enter into any futures contract if immediately thereafter the value of securities and other obligations underlying all such futures contracts would exceed 50% of the value of its total assets.

OPTIONS ON FUTURES CONTRACTS

     The Fund may purchase and write options on futures contracts for the purpose of protecting against declines in the value of portfolio securities or against increases in the costs of securities to be acquired, or for non-hedging purposes, to the extent permitted by applicable law. Purchases of options on futures contracts may present less risk in hedging the portfolio of the Fund than the purchase or sale of the underlying futures contracts, since the potential loss is limited to the amount of the premium paid for the option, plus related transaction costs. The writing of such options, however, does not present less risk than the trading of futures contracts, and will constitute only a partial hedge, up to the amount of the premium received, less related transaction costs. In addition, if an option is exercised, the Fund may suffer a loss on the transaction. Transactions entered into for non-hedging purposes involve greater risk, including the risk of losses which are not offset by gains on other Fund assets.

PORTFOLIO TURNOVER

     The Sub-Advisers will manage the Fund generally without regard to restrictions on portfolio turnover, except those imposed by provisions of the federal tax laws regarding short-term trading. In general, the Fund will not trade for short-term profits, but when circumstances warrant, investments may be sold without regard to the length of time held. It is expected that the annual turnover rate for the Fund will not exceed 100%.

     Prior to January 1, 1997, the Fund was managed by a different sub-adviser. Following the assumption of portfolio management duties by Alliance and Brinson, significant portfolio turnover occurred in connection with a restructuring of the Fund's portfolio to reflect the management styles of the Sub-Advisers. Such restructuring may result in increased transaction costs and realization of capital gains and losses in the Fund's current fiscal year. See "Portfolio Transactions" and "Tax Matters" below.


                             --------------------

     The Trust may, in the future, seek to achieve the Fund's investment objective by investing all of its investable assets in a no-load, open-end management investment company having substantially the same investment objective as the Fund. In such event, the Fund's Investment Management Contract would be terminated. Such investment would be made only if the Trustees of the Trust believe that the aggregate per share expenses of the Fund and such other investment company will be less than or approximately equal to the expenses which the Fund would incur if the Trust were to continue to retain the services of an investment adviser for the Fund and the assets of the Fund were to continue to be invested directly in portfolio securities.

                           MANAGEMENT OF THE TRUST

     The business and affairs of the Fund are managed under the direction of the Board of Trustees of the Trust. The Trustees are Frederick C. Chen, Alan S. Parsow, Larry M. Robbins and Michael Seely. Additional information about the Trustees, as well as the Trust's executive officers, may be found in the Statement of Additional Information under the caption "Management of the Trust -- Trustees and Officers."

INVESTMENT MANAGER

     Republic, whose address is 452 Fifth Avenue, New York, New York 10018, serves as investment manager to the Fund pursuant to an Investment Management Contract with the Trust. For its services, the Manager is paid a fee by the Fund, computed daily and based on the Fund's average daily net assets, equal on an annual basis to 0.175% of net assets.

     Republic is a wholly-owned subsidiary of Republic New York Corporation, a registered bank holding company. As of December 31, 1996, Republic was the ____ largest bank holding company in the United States measured by assets and the ____ largest commercial bank measured by shareholder equity. Republic or an affiliate of Republic serves as investment adviser to the other series of the Trust. Republic currently provides investment advisory services for individuals, trusts, estates and institutions.

     Republic and its affiliates may have deposit, loan and other commercial banking relationships with the issuers of obligations purchased for the Fund, including outstanding loans to such issuers which may be repaid in whole or in part with the proceeds of obligations so purchased. Republic has informed the Trust that, in making its investment decisions, it does not obtain or use material inside information in the possession of any division or department of Republic or in the possession of any affiliate of Republic.

     Based upon the advice of counsel, Republic believes that the performance of investment advisory and other services for the Fund will not violate the Glass-Steagall Act or other applicable banking laws or regulations. However, future statutory or regulatory changes, as well as future judicial or administrative decisions and interpretations of present and future statutes and regulations, could prevent Republic from continuing to perform such services for the Fund. If Republic were prohibited from acting as investment manager to the Fund, it is expected that the Board of Trustees would recommend to Fund shareholders approval of a new investment advisory agreement with another qualified investment adviser selected by the Board or that the Board would recommend other appropriate action. If Republic were prohibited from acting as a Shareholder Servicing Agent for the Fund, the Trust would seek alternative means of providing such services.

SUB-ADVISERS

     Each Sub-Adviser continuously manages a portion of the investment portfolio of the Fund, subject to the supervision and direction of the Manager, pursuant to a Sub- Advisory Agreement with the Manager. The Manager determines the allocation of the Fund's assets between the Sub-Advisers. For its services, each Sub-Adviser is paid a fee by the Fund, computed daily and based on the Fund's average daily net assets allocated to such Sub-Adviser for management, equal on an annual basis to 0.325% of net assets up to $50 million, 0.25% of net assets over $50 million up to $100 million, 0.20% of net assets over $100 million up to $200 million, and 0.15% of net assets over $200 million. It is the responsibility of each Sub-Adviser not only to make investment decisions for the Fund, but also to place purchase and sale orders for the portfolio transactions of the Fund. See "Portfolio Turnover."

Alliance

     Alliance, a Delaware limited partnership with principal offices at 1345 Avenue of the Americas, New York, New York 10105, is a leading international investment manager supervising client accounts with assets as of September 30,1996 totalling approximately $173.7 billion. Alliance has six offices in the United States, and subsidiaries of Alliance operate out of offices in Bahrain, Istanbul, London, Luxembourg, Mumbai(Bombay), Paris, Singapore, Sao Paulo, Sydney, Tokyo and Toronto. Alliance and its subsidiaries employ over 1,300 persons worldwide.

     Alliance's clients are primarily major corporate employee benefit funds, public employee retirement systems, investment companies, foundations and endowment funds. The 51 registered investment companies managed by Alliance comprising 110 separate investment portfolios currently have over two million shareholders. There are 20 other non-U.S. investment companies comprising 20 separate investment portfolios also managed by Alliance. As of September 30, 1996, Alliance was retained as an investment manager of employee benefit fund assets for 33 of the Fortune 100 companies.

     Alliance Capital Management Corporation ("ACMC") is the general partner of Alliance and conducts no other active business. Units representing assignment of beneficial ownership of limited partnership interests of Alliance are publicly traded on the New York Stock Exchange. As of September 30, 1996, The Equitable Life Assurance Society of the United States ("Equitable"), ACMC, Inc.and Equitable Capital Management Corporation ("ECMC") were the beneficial owners of approximately 57.4% of the outstanding units of Alliance. ACMC, ECMC, and ACMC, Inc. are wholly owned subsidiaries of Equitable. Equitable, a New York life insurance company, had total assets as of June 30, 1996 of over $70.9 billion. Equitable is a wholly owned subsidiary of The Equitable Companies Incorporated, a Delaware corporation ("ECI"), whose shares are publicly traded on the New York Stock Exchange. As of March 1, 1996, AXA, a French insurance holding company, owned 63.9% of the issued and outstanding shares of the common stock of ECI.

     John L. Blundin, a Senior Vice President and Portfolio Manager, and Paul J. Denoon, a Vice President and Fixed Income Portfolio Manager, have primary portfolio management responsibility for the Fund's assets allocated to Alliance. Mr. Blundin has 32 years of investment experience, including 24 years of experience as a portfolio manager at Alliance. Mr. Denoon has 12 years of investment experience, including four years of experience as a portfolio manager at Alliance. Prior to joining Alliance in 1992, Mr. Denoon was Vice President in the Investment Portfolio Group at Manufacturers Hanover Trust, which managed mortgage-backed securities and related products for that bank.

Brinson

     Brinson, a Delaware corporation, is an investment management firm managing, as of June 30, 1996, approximately $58 billion, primarily for pension and profit sharing institutional accounts. Brinson was organized in 1989 when it acquired the institutional asset management business of The First National Bank of Chicago and First Chicago Investment Advisors, N.A. Brinson and its predecessor entities have managed domestic and international investment assets since 1974 and global investment assets since 1982. Brinson has offices in Basel, London, Melbourne, New York, Paris, Singapore, Sydney and Tokyo, in addition to its principal office at 209 South LaSalle Street, Chicago, IL 60604-1295. Brinson is an indirect wholly owned subsidiary of Swiss Bank Corporation ("Swiss Bank"). Swiss Bank, with headquarters in Basel, Switzerland, is an internationally diversified organization with operations in many aspects of the financial services industry. Brinson also serves as the investment advisor to seven other investment companies.

     Jeffrey J. Diermeier, Managing Partner-U.S. Equities at Brinson, has primary portfolio management responsibility for the Fund's assets allocated to Brinson. Mr. Diermeier has 21 years of investment experience at Brinson.

DISTRIBUTOR AND SPONSOR


     BISYS, whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, acts as sponsor and distributor to the Fund under a Distribution Contract. The Distributor may, out of its own resources, make payments to broker-dealers for their services in distributing Shares. BISYS and its affiliates also serve as administrator or distributor to other investment companies. Signature is a wholly owned subsidiary of BISYS Group, Inc.

     Pursuant to a Distribution Plan adopted by the Trust (the "Plan"), the Distributor is reimbursed from the Fund monthly for costs and expenses incurred by the Distributor in connection with the distribution of Fund Shares and for the provision of certain shareholder services with respect to Shares. The amount of this reimbursement may not exceed on an annual basis 0.25% of the average daily net assets of the Fund represented by Shares outstanding during the period for which payment is being made. Payments to the Distributor are for various types of activities, including: (1) payments to broker-dealers who advise shareholders regarding the purchase, sale or retention of Fund Shares and who provide shareholders with personal services and account maintenance services ("service fees"), (2) payments to employees of the Distributor, and (3) printing and advertising expenses. It is currently intended that the aggregate fees paid to the Distributor pursuant to the Plan and to Shareholder Servicing Agents pursuant to the Administrative Services Plan will not exceed on an annual basis 0.25% of the Fund's average daily net assets represented by Shares outstanding during the period for which payment is being made. Salary expense of Signature personnel who are responsible for marketing shares of the various portfolios of the Trust may be allocated to such portfolios on the basis of average net assets; travel expense is allocated to, or divided among, the particular portfolios for which it is incurred.

     Any payment by the Distributor or reimbursement of the Distributor from the Fund made pursuant to the Plan is contingent upon the Board of Trustees' approval. The Fund is not liable for distribution and shareholder servicing expenditures made by the Distributor in any given year in excess of the maximum amount (0.25% per annum of the Fund's average daily net assets represented by Shares outstanding) payable under the Plan in that year.

ADMINISTRATIVE SERVICES PLAN

     The Trust has adopted an Administrative Services Plan (the "Administrative Services Plan") with respect to Fund Shares which provides that the Trust may obtain the services of an administrator, transfer agent, custodian and one or more Shareholder Servicing Agents, and may enter into agreements providing for the payment of fees for such services.


ADMINISTRATOR

     Pursuant to an Administration Agreement, BISYS provides the Trust with general office facilities and supervises the overall administration of the Trust and the Fund, including, among other responsibilities, the negotiation of contracts and fees with, and the monitoring of performance and billings of, the independent contractors and agents of the Trust; the payment of the non-transaction based fees of the custodian; the preparation and filing of all documents required for compliance by the Trust with applicable laws and regulations; and arranging for the maintenance of books and records of the Trust and the Fund. BISYS provides persons satisfactory to the Board of Trustees of the Trust to serve as Trustees and officers of the Trust. Such officers, as well as certain other employees and Trustees of the Trust, may be directors, officers or employees of Signature or its affiliates. For these services and facilities, BISYS receives from the Fund fees payable monthly at an annual rate equal to 0.10% of the first $1 billion of the Fund's average daily net assets; 0.08% of the next $1 billion of such assets; and 0.07% of such assets in excess of $2 billion.

TRANSFER AGENT AND CUSTODIAN


     The Trust has entered into a Transfer Agency Agreement with Investors Bank & Trust Company ("IBT"), pursuant to which IBT acts as transfer agent for the Fund (the "Transfer Agent"). The Transfer Agent maintains an account for each shareholder of the Fund (unless such account is maintained by the shareholder's Shareholder Servicing Agent), performs other transfer agency functions, and acts as dividend disbursing agent for the Fund. Pursuant to a Custodian Agreement, IBT also acts as the custodian of the Fund's assets (the "Custodian"). The Custodian's responsibilities include safeguarding and controlling the Fund's cash and securities, handling the receipt and delivery of securities, determining income and collecting interest on the Fund's investments, maintaining books of original entry for portfolio and fund accounting and other required books and accounts, and calculating the daily net asset value of shares of the Fund. Securities held for the Fund may be deposited into the Federal Reserve-Treasury Department Book Entry System or the Depositary Trust Company. The Custodian does not determine the investment policies of the Fund or decide which securities will be purchased or sold for the Fund. Assets of the Fund may, however, be invested in securities of the Custodian, and the Trust may deal with the Custodian as principal in securities transactions for the Fund. For its services, IBT receives such compensation as may from time to time be agreed upon by it and the Trust.

SHAREHOLDER SERVICING AGENTS

     The Trust has entered into a shareholder servicing agreement (a "Servicing Agreement") with each Shareholder Servicing Agent, including Republic, pursuant to which a Shareholder Servicing Agent, as agent for its customers, among other things: answers customer inquiries regarding account status and history, the manner in which purchases and redemptions of Shares may be effected and certain other matters pertaining to the Fund; assists shareholders in designating and changing dividend options, account designations and addresses; provides necessary  personnel  and  facilities  to  establish  and  maintain  shareholder accounts and records; assists in processing purchase and redemption transactions; arranges for the wiring of funds; transmits and receives funds in connection with customer orders to purchase or redeem Shares; verifies and guarantees shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts; furnishes (either separately or on an integrated basis with other reports sent to a shareholder by a Shareholder Servicing Agent) monthly and year-end statements and confirmations of purchases and redemptions; transmits, on behalf of the Trust, proxy statements, annual reports, updated prospectuses and other communications from the Trust to the Fund's shareholders; receives, tabulates and transmits to the Trust proxies executed by shareholders with respect to meetings of shareholders of the Fund or the Trust; and provides such other related services as the Trust or a shareholder may request. For these services, each Shareholder Servicing Agent receives a fee from the Fund, which may be paid periodically, determined by a formula based upon the number of accounts serviced by such Shareholder Servicing Agent during the period for which payment is being made, the level of activity in accounts serviced by such Shareholder Servicing Agent during such period, and the expenses incurred by such Shareholder Servicing Agent. It is currently intended that the aggregate fees paid to the Distributor pursuant to the Plan and to Shareholder Servicing Agents pursuant to the Administrative Services Plan will not exceed on an annual basis 0.25% of the Fund's average daily net assets represented by Shares outstanding during the period for which payment is being made.

     The Trust understands that some Shareholder Servicing Agents also may impose certain conditions on their customers, subject to the terms of this Prospectus, in addition to or different from those imposed by the Trust, such as requiring a different minimum initial or subsequent investment, account fees (a fixed amount per transaction processed), compensating balance requirements (a minimum dollar amount a customer must maintain in order to obtain the services offered), or account maintenance fees (a periodic charge based on a percentage of the assets in the account or of the dividends paid on those assets). Each Shareholder Servicing Agent has agreed to transmit to its customers who are holders of Shares appropriate prior written disclosure of any fees that it may charge them directly and to provide written notice at least 30 days prior to the imposition of any transaction fees.

     The  Glass-Steagall  Act  prohibits  certain  financial  institutions  from engaging in the business of underwriting securities of open-end investment companies, such as shares of the Fund. The Trust engages banks as Shareholder Servicing Agents on behalf of the Fund only to perform administrative and shareholder servicing functions as described above. The Trust believes that the Glass-Steagall Act should not preclude a bank from acting as a Shareholder Servicing Agent. There is presently no controlling precedent regarding the performance of shareholder servicing activities by banks. Future changes in either federal statutes or regulations relating to the permissible activities of banks, as well as future judicial or administrative decisions and interpretations of present and future statutes and regulations, could prevent a bank from continuing to perform all or part of its servicing activities. If a bank were prohibited from so acting, its shareholder customers would be permitted to remain Fund shareholders, and alternative means for continuing the servicing of such shareholders would be sought. In such event, changes in the operation of the Fund might occur and a shareholder serviced by such bank might no longer be able to avail himself of any automatic investment or other services then being provided by such bank. The Trustees of the Trust do not expect that shareholders of the Fund would suffer any adverse financial consequences as a result of these occurrences.

OTHER EXPENSES


     The Fund bears all costs of its operations other than expenses specifically assumed by the Distributor, Manager or the Sub-Advisers. See "Management of the Trust -- Expenses and Expense Limits" in the Statement of Additional Information. Expenses attributable to the Shares shall be allocated to the Shares only. Class expenses must include payments made pursuant to the Plan and shareholder servicing fees paid pursuant to the Administrative Services Plan. In the event a particular expense is not reasonably allocable by class or to a particular class, it shall be treated as a Fund expense or a Trust expense. Trust expenses directly attributable to the Fund are charged to the Fund; other expenses are allocated proportionately among all the portfolios in the Trust in relation to the net assets of each portfolio. For the fiscal year ended October 31, 1996 the Fund's operating expenses equaled on an annual basis _____& of its average daily net assets.

                             PORTFOLIO TRANSACTIONS

     The Fund may dispose of a portfolio security whenever a Sub-Adviser believes it is appropriate to do so without regard to the length of time the particular asset may have been held. A high turnover rate involves greater expenses to the Fund. The Fund engages in portfolio trading if it believes a transaction net of costs (including custodian chargres) will help in achieving its investment objective.

     The primary consideration in placing portfolio security transactions with broker-dealers for execution is to obtain, and maintain the availability of, execution at the most favorable prices and in the most effective manner possible. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and such other policies as the Trustees of the Trust may determine, and subject to seeking the most favorable price and execution available, a Sub-Adviser may consider sales of shares of the Fund or other funds managed by the Sub-Adviser as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund. The Fund may pay brokerage commissions on portfolio security transactions to affiliated broker-dealers. For a further discussion of portfolio transactions, see "Investment Objective, Policies Risks, and Restrictions -- Fund Transactions" in the Statement of Additional Information.

                              CLASSES OF SHARES

     In addition to the Shares, the Trust currently offers one other class of shares of the Fund, the Class Y shares, pursuant to a separate prospectus. Other classes of shares may have different class expenses, which may affect performance. Investors may obtain information concerning other classes of shares of the Fund directly from their Shareholder Servicing Agent or securities broker, or by calling 1-888-525-5757.

     The Shares have exclusive voting rights with respect to the Plan and the Shareholder Servicing Agent fees paid pursuant to the Administrative Services Plan.

                        DETERMINATION OF NET ASSET VALUE

     The net asset value of each of the Shares is determined on each day on which the New York Stock Exchange is open for trading ("Fund Business Day"). This determination is made once during each Fund Business Day as of 4:00 p.m., New York time, by dividing the value of the Fund's net assets (i.e., the value of its assets less its liabilities, including expenses payable or accrued) by the number of Shares outstanding at the time the determination is made. Values of assets in the Fund's portfolio are determined on the basis of their market or other fair value, as described in the Statement of Additional Information.

                              PURCHASE OF SHARES

     Shares may be purchased without a sales load at their net asset value next determined after an order is transmitted to and accepted by the Distributor or is received by a Shareholder Servicing Agent or a securities broker if it is transmitted to and accepted by the Distributor. Purchases are therefore effected on the same day the purchase order is received by the Distributor provided such order is received prior to 4:00 p.m., New York time, on any Fund Business Day.

     The Trust intends the Fund to be as fully invested at all times as is reasonably practicable in order to enhance the yield on its assets. Accordingly, in order to make investments which will immediately generate income, the Trust must have federal funds available for the Fund (i.e., monies credited by a Federal Reserve Bank to the account of the Fund with the Fund's custodian bank). Each Shareholder Servicing Agent and securities broker has agreed to provide federal funds for each purchase at the time it transmits the order for such purchase to the Distributor, and the Distributor has agreed to provide the Fund with federal funds for each purchase, including those made directly through the Distributor. Therefore, each shareholder and prospective investor should be aware that if he does not have sufficient funds on deposit with, or otherwise immediately available to, the Distributor, his Shareholder Servicing Agent or his securities broker, there may be a delay in transmitting and effecting the purchase order since his check, bank draft, money order or similar negotiable instrument will have to be converted into federal funds. If such a delay is necessary, it is expected that in most cases it would not be longer than two business days.

     While there is no sales load on purchases of Shares, the Distributor may receive fees from the Fund. See "Management of the Trust -- Distributor and Sponsor." Other funds which have investment objectives similar to those of the Fund but which do not pay some or all of such fees from their assets may offer a higher yield.

     All purchase payments are invested in full and fractional Shares. The Trust reserves the right to cease offering Shares for sale at any time or to reject any order for the purchase of Shares.

     An investor may purchase Shares through the Distributor directly or by authorizing his Shareholder Servicing Agent or his securities broker to purchase such Shares on his behalf through the Distributor.

     Exchange Privilege. By contacting the Transfer Agent or his Shareholder Servicing Agent or his securities broker, a shareholder may exchange some or all of his Shares for shares of an identical class of one or more of the following investment companies at net asset value without a sales charge: Republic U.S. Government Money Market Fund, Republic New York Tax Free Money Market Fund, Republic New York Tax Free Bond Fund, Republic Bond Fund, Republic Overseas Equity Fund, Republic Opportunity Fund, and such other Republic Funds or other registered investment companies for which Republic serves as investment adviser as Republic may determine. An exchange may result in a change in the number of Shares held, but not in the value of such Shares immediately after the exchange. Each exchange involves the redemption of the Shares to be exchanged and the purchase of the shares of the other Republic Fund which may produce a gain or loss for tax purposes.

     The exchange privilege (or any aspect of it) may be changed or discontinued upon 60 days' written notice to shareholders and is available only to shareholders in states in which such exchanges legally may be made. A shareholder considering an exchange should obtain and read the prospectus of the other Republic Fund and consider the differences in investment objectives and policies before making any exchange.

DIRECTLY THROUGH THE DISTRIBUTOR

    For each shareholder who purchases Shares directly through the Distributor, the Trust, as the shareholder's agent, establishes an open account to which all Shares purchased are credited together with any dividends and capital gains distributions which are paid in additional Shares. See "Dividends and Distributions." The minimum initial investment is $1,000, except the minimum initial investment for an Individual Retirement Account is $250. The minimum subsequent investment is $100. Initial and subsequent purchases may be made by writing a check (in U.S. dollars) payable to the Republic Funds -- Equity Fund and mailing it to:

            Republic Funds
            c/o Investors Bank & Trust Company
            P.O. Box 1537  MFD23
            Boston, Massachusetts 02205-1537

     In the case of an initial purchase, the check must be accompanied by a completed Purchase Application.

     In the case of subsequent purchases, a shareholder may transmit purchase payments by wire directly to the Fund's custodian bank at the following address:


            Investors Bank & Trust Company
            Boston, Massachusetts
            Attn: Transfer Agent
            ABA # 011001438
            Acct. # 5999-99451
            For further credit to the Republic Funds (Equity Fund Retail Class, account name, account #)


     The wire order must specify the Fund, the account name, number, confirmation number, address, amount to be wired, name of the wiring bank and name and telephone number of the person to be contacted in connection with the order.

     Automatic Investment Plan. The Trust offers a plan for regularly investing specified dollar amounts ($25.00 minimum in monthly, quarterly, semi-annual or annual intervals) in the Fund. If an Automatic Investment Plan is selected, subsequent investments will be automatic and will continue until such time as the Trust and the investor's bank are notified in writing to discontinue further investments. Due to the varying procedures to prepare, process and forward the bank withdrawal information to the Trust, there may be a delay between the time of bank withdrawal and the time the money reaches the Fund. The investment in the Fund will be made at the net asset value per share determined on the Fund Business Day that both the check and the bank withdrawal data are received in required form by the Transfer Agent. Further information about the plan may be obtained from IBT at the telephone number listed on the back cover.

     For further information on how to purchase Shares from the Distributor, an investor should contact the Distributor directly (see back cover for address and phone number).

THROUGH A SHAREHOLDER SERVICING AGENT OR A SECURITIES BROKER

     Shares are being offered to the public, to customers of a Shareholder Servicing Agent and to customers of a securities broker that has entered into a dealer agreement with the Distributor. Shareholder Servicing Agents and securities brokers may offer services to their customers, including specialized procedures for the purchase and redemption of Shares, such as pre-authorized or automatic purchase and redemption programs. Each Shareholder Servicing Agent and securities broker may establish its own terms, conditions and charges, including limitations on the amounts of transactions, with respect to such services. Charges for these services may include fixed annual fees, account maintenance fees and minimum account balance requirements. The effect of any such fees will be to reduce the net return on the investment of customers of that Shareholder Servicing Agent or securities broker. Conversely, certain Shareholder Servicing Agents may (although they are not required by the Trust to do so) credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding such other fees or the fees received by the Shareholder Servicing Agent from the Fund, which will have the effect of increasing the net return on the investment of such customers of those Shareholder Servicing Agents.


     Shareholder Servicing Agents and securities brokers may transmit purchase payments on behalf of their customers by wire directly to the Fund's custodian bank by following the procedures described above.

     For further information on how to direct a securities broker or a Shareholder Servicing Agent to purchase Shares, an investor should contact his securities broker or his Shareholder Servicing Agent (see back cover for address and phone number).

                               RETIREMENT PLANS

     Shares are  offered  in  connection  with  tax-deferred  retirement  plans.
Application forms and further information about these plans, including applicable fees, are available from the Trust or the Sponsor upon request. Recently enacted federal tax legislation has substantially affected the tax treatment of contributions to certain retirement plans. Before investing in the Fund through one or more of these plans, an investor should consult his or her tax adviser.

INDIVIDUAL RETIREMENT ACCOUNTS

     Shares may be used as a funding medium for an IRA. An Internal Revenue Service-approved IRA plan may be available from an investor's Shareholder Servicing Agent. In any event, such a plan is available from the Sponsor naming IBT, as custodian. The minimum initial investment for an IRA is $250; the minimum subsequent investment is $100. IRAs are available to individuals who receive compensation or earned income and their spouses whether or not they are active participants in a tax-qualified or Government-approved retirement plan. An IRA contribution by an individual who participates, or whose spouse participates, in a tax-qualified or Government-approved retirement plan may not be deductible depending upon the individual's income. Individuals also may establish an IRA to receive a "rollover" contribution of distributions from another IRA or a qualified plan. Tax advice should be obtained before planning a rollover.

DEFINED CONTRIBUTION PLANS

     Investors who are self-employed may purchase Shares for retirement plans for self-employed persons which are known as Defined Contribution Plans (formerly Keogh or H.R. 10 Plans). Republic offers a prototype plan for Money Purchase and Profit Sharing Plans.

SECTION 457 PLAN, 401(K) PLAN, 403(B) PLAN

     The Fund may be used as a vehicle for certain deferred compensation plans provided for by Section 457 of the Internal Revenue Code of 1986, as amended (the "Code"), with respect to service for state governments, local governments, rural electric cooperatives and political subdivisions, agencies, instrumentalities and certain affiliates of such entities. The Fund may also be used as a vehicle for both 401(k) plans and 403 (b) plans.

                             REDEMPTION OF SHARES

     A shareholder may redeem all or any portion of the Shares in his account at any time at the net asset value next determined after a redemption order in proper form is furnished by the shareholder to the Transfer Agent, with respect to Shares purchased directly through the Distributor, or to his securities broker or his Shareholder Servicing Agent, and is transmitted to and received by the Transfer Agent. Redemptions are effected on the same day the redemption order is received by the Transfer Agent provided such order is received prior to 4:00 p.m., New York time, on any Fund Business Day. Shares redeemed earn dividends up to and including the Fund Business Day prior to the day the redemption is effected.

     The proceeds of a redemption are normally paid from the Fund in federal funds on the next Fund Business Day following the date on which the redemption is effected, but in any event within seven days. The right of any shareholder to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed during any period in which the New York Stock Exchange is closed (other than weekends or holidays) or trading on such Exchange is restricted or, to the extent otherwise permitted by the 1940 Act, if an emergency exists. To be in a position to eliminate excessive expenses, the Trust reserves the right to redeem upon not less than 30 days' notice all Shares in an account which has a value below $50. However, a shareholder will be allowed to make additional investments prior to the date fixed for redemption to avoid liquidation of the account.

     Unless Shares have been purchased directly from the Distributor, a shareholder may redeem Shares only by authorizing his securities broker or his Shareholder Servicing Agent to redeem such Shares on his behalf (since the account and records of such a shareholder are established and maintained by his securities broker or his Shareholder Servicing Agent). For further information as to how to direct a securities broker or a Shareholder Servicing Agent to redeem Shares, a shareholder should contact his securities broker or his Shareholder Servicing Agent (see back cover for address and phone number).

REDEMPTION OF SHARES PURCHASED DIRECTLY THROUGH THE DISTRIBUTOR

     Redemption by Letter. Redemptions may be made by letter to the Transfer Agent specifying the dollar amount or number of Shares to be redeemed, account number and the Fund. The letter must be signed in exactly the same way the account is registered (if there is more than one owner of the Shares all must sign). In connection with a written redemption request, all signatures of all registered owners or authorized parties must be guaranteed by an Eligible Guarantor Institution, which includes a domestic bank, broker, dealer, credit union, national securities exchange, registered securities association, clearing agency or savings association. The Fund's transfer agent, however, may reject redemption instructions if the guarantor is neither a member or not a participant in a signature guarantee program (currently known as "STAMP", "SEMP", or "NYSE MPS"). Corporations, partnerships, trusts or other legal entities may be required to submit additional documentation.

    An investor may redeem Shares in any amount by written request mailed to the Transfer Agent at the following address:

            The Republic Funds
            c/o Investors Bank & Trust Company
            P.O. Box 1537  MFD23
            Boston, Massachusetts 02205-1537


     Checks for redemption proceeds normally will be mailed within seven days, but will not be mailed until all checks in payment for the purchase of the Shares to be redeemed have been cleared, which may take up to 15 days or more. Unless other instructions are given in proper form, a check for the proceeds of a redemption will be sent to the shareholder's address of record.

     Redemption by Wire or Telephone. An investor may redeem Shares by wire or by telephone if he has checked the appropriate box on the Purchase Application or has filed a Telephone Authorization Form with the Trust. These redemptions may be paid from the Fund by wire or by check. The Trust reserves the right to refuse telephone and wire redemptions and may limit the amount involved or the number of telephone redemptions. The telephone redemption procedure may be modified or discontinued at any time by the Trust. Instructions for wire redemptions are set forth in the Purchase Application. The Trust employs reasonable procedures to confirm that instructions communicated by telephone are genuine. For instance, the following information must be verified by the shareholder or securities broker at the time a request for a telephone redemption is effected: (1) shareholder's account number; (2) shareholder's social security number; and (3) name and account number of shareholder's designated securities dealer or bank. If the Trust fails to follow these or other established procedures, it may be liable for any losses due to unauthorized or fraudulent instructions.

                         DIVIDENDS AND DISTRIBUTIONS

     Dividends substantially equal to all of the Fund's net investment income earned are distributed quarterly to Fund shareholders of record. Generally, the Fund's net investment income consists of the interest and dividend income it earns, less expenses. In computing interest income, premiums are not amortized, nor are discounts accrued on long-term debt securities in the Fund's portfolio, except as required for federal income tax purposes.

     The Fund's net realized short-term and long-term capital gains, if any, are distributed to shareholders annually. Additional distributions are also made to the Fund's shareholders to the extent necessary to avoid application of the 4% non-deductible federal excise tax on certain undistributed income and net capital gains of mutual funds.

     Unless a shareholder elects to receive dividends in cash (subject to the policies of the shareholder's Shareholder Servicing Agent or securities broker), dividends are distributed in the form of additional Shares (purchased at their net asset value without a sales charge).

                                 TAX MATTERS

     This discussion is intended for general information only. An investor should consult with his own tax advisor as to the tax consequences of an investment in the Fund, including the status of dividends and distributions from the Fund under applicable state or local law.

     Each year, the Trust intends to qualify the Fund and elect that the Fund be treated as a separate "regulated investment company" under Subchapter M of the Code. To so qualify, the Fund must meet certain income, distribution and diversification requirements. Provided such requirements are met and all investment company taxable income and net realized capital gains of the Fund are distributed to shareholders in accordance with the timing requirements imposed by the Code, generally no federal income or excise taxes will be paid by the Fund on amounts so distributed.

     Dividends and capital gains distributions, if any, paid to shareholders are treated in the same manner for federal income tax purposes whether received in cash or reinvested in additional shares of the Fund. Shareholders must treat dividends, but not long-term capital gain distributions, as ordinary income. Dividends paid to corporate shareholders, to the extent such dividends are attributable to dividends received from U.S. corporations, may qualify for the dividends-received deduction. However, the alternative minimum tax applicable to corporations may reduce the value of the dividends-received deduction. Distributions designated by the Fund as capital gain dividends are taxable to shareholders as long-term capital gain regardless of the length of time the shares of the Fund have been held by the shareholders and such distributions are not eligible for the dividends-received deduction. Certain dividends declared in October, November, or December of a calendar year to shareholders of record on a date in such a month are taxable to shareholders (who otherwise are subject to tax on dividends) as though received on December 31 of that year if paid to shareholders during January of the following calendar year.

     Tax Withholding. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries.

     The Fund  generally  will be required to withhold  federal  income tax at a rate of 31% ("backup withholding") from dividends paid, capital gain distributions, and redemption proceeds to shareholders if (1) the shareholder fails to furnish the Fund with the shareholder's correct taxpayer identification number ("TIN") or social security number and to make such certifications as the Fund may require, (2) the Internal Revenue Service notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the Internal Revenue Service and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he is not subject to backup withholding. Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder's federal income tax liability. Dividends from the Fund attributable to the Fund's net investment income and short-term capital gains generally will be subject to U.S. withholding tax when paid to shareholders treated under U.S. tax law as nonresident alien individuals or foreign corporations, estates, partnerships or trusts.

     The Trust is organized as a Massachusetts business trust and, under current law, is not liable for any income or franchise tax in the Commonwealth of Massachusetts as long as each series of the Trust (including the Fund) qualifies as a "regulated investment company" under the Code.

     For additional information relating to taxes, see "Taxation" in the Statement of Additional Information.

             DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES

     The Trust's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (par value $0.001 per share) and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Trust. The shares of each series participate equally in the earnings, dividends and assets of the particular series. Currently, the Trust has six series of shares, each of which constitutes a separately managed fund. The Trust reserves the right to create additional series of shares. The Trust may authorize the creation of multiple classes of shares of separate series of the Trust. Currently, the Fund is divided into two classes of shares.

     Each share of each class of the Fund represents an equal proportionate interest in the Fund with each other share of that class. Shares have no preference, pre-emptive, conversion or similar rights. Shares when issued are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each share held on matters on which they are entitled to vote. Each Shareholder Servicing Agent has agreed to transmit all proxies and voting materials from the Trust to their customers who are beneficial owners of the Fund and such Shareholder Servicing Agents have agreed to vote as instructed by such customers. The Trust is not required and has no current intention to hold annual meetings of shareholders, although the Trust will hold special meetings of Fund shareholders when in the judgment of the Trustees of the Trust it is necessary or desirable to submit matters for a shareholder vote. Shareholders of each series generally vote separately, for example, to approve investment advisory agreements or changes in fundamental investment policies or restrictions, but shareholders of all series may vote together to the extent required under the 1940 Act, such as in the election or selection of Trustees, principal underwriters and accountants for the Trust. Shares of each class of a series represent an equal pro rata interest in such series and, generally, have identical voting, dividend, liquidation, and other rights, preferences, powers, terms and conditions, except that: (a) each class shall have a different designation; (b) each class of shares shall bear any class expenses; and (c) each class shall have exclusive voting rights on any matter submitted to shareholders that relate solely to its distribution arrangement, and each class shall have separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class.

     Shareholders of the Fund have under certain circumstances (e.g., upon application and submission of certain specified documents to the Trustees by a specified number of shareholders) the right to communicate with other shareholders of the Trust in connection with requesting a meeting of shareholders of the Trust for the purpose of removing one or more Trustees. Shareholders of the Trust have the right to remove one or more Trustees without a meeting by a declaration in writing subscribed to by a specified number of shareholders, however, the Trustees will call such a meeting upon the written request of shareholders holding at least 10% of the Trust's outstanding shares. Upon liquidation or dissolution of the Fund, shareholders of the Fund would be entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

     The Trust's Declaration of Trust provides that, at any meeting of shareholders of the Fund or the Trust, a Shareholder Servicing Agent may vote any shares as to which such Shareholder Servicing Agent is the agent of record and which are otherwise not represented in person or by proxy at the meeting, proportionately in accordance with the votes cast by holders of all shares otherwise represented at the meeting in person or by proxy as to which such Shareholder Servicing Agent is the agent of record. Any shares so voted by a Shareholder Servicing Agent will be deemed represented at the meeting for purposes of quorum requirements.

     The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

                           PERFORMANCE INFORMATION

     Yield and total return data for the Fund may from time to time be included in advertisements about the Trust. "Total return" is expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of 1, 5 and 10 years. All total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid. "Yield" refers to the net income generated by an investment in the Fund over a stated 30-day period. This income is then annualized -- i.e., the amount of income generated by the investment during the 30-day period is assumed to be generated each 30-day period for twelve periods and is shown as a percentage of the investment. The income earned on the investment is also assumed to be reinvested at the end of the sixth 30-day period.

     Since these total return and yield quotations are based on historical earnings and since the Fund's total return and yield fluctuate from day to day, these quotations should not be considered as an indication or representation of the Fund's total return or yield in the future. Any performance information should be considered in light of the Fund's investment objective and policies, characteristics and quality of the Fund's portfolio and the market conditions during the time period indicated, and should not be considered to be representative of what may be achieved in the future. From time to time the Trust may also use comparative performance information in such advertisements, including the performance of unmanaged indices, the performance of the Consumer Price Index (as a measure for inflation), and data from Lipper Analytical Services, Inc. and other industry publications.

     A Shareholder Servicing Agent or a securities broker may charge its customers direct fees in connection with an investment in the Fund, which will have the effect of reducing the net return on the investment of customers of that Shareholder Servicing Agent or that securities broker. Such customers may be able to obtain through their Shareholder Servicing Agent or securities broker quotations reflecting such decreased return.

SHAREHOLDER INQUIRIES

     All shareholder inquiries should be directed to the Trust, 3435 Stelzer Road, Columbus, Ohio 43219-3035,

      GENERAL AND ACCOUNT INFORMATION     (888) 525-5757 (TOLL FREE)

                             --------------------

     The Trust's Statement of Additional Information, dated February __, 1997, with respect to the Fund contains more detailed information about the Fund, including information related to (i) the Fund's investment restrictions, (ii) the Trustees and officers of the Trust and the Manager, Sub-Adviser and Sponsor of the Fund, (iii) portfolio transactions, (iv) the Fund's shares, including rights and liabilities of shareholders, and (v) additional yield information, including the method used to calculate the total return and yield of the Fund.

REPUBLIC
EQUITY
FUND


INVESTMENT MANAGER
Republic National Bank of New York
452 Fifth Avenue
New York, NY 10018

SUB-ADVISERS
Alliance Capital Management L.P.
1345 Avenue of the Americas, 38th Floor
New York, NY 10105

Brinson Partners, Inc.
209 South LaSalle Street
Chicago, IL  60604-1295


ADMINISTRATOR, DISTRIBUTOR AND SPONSOR
BISYS Fund Services
3435 Stelzer Road
Columbus, Ohio 43219-3035
(614) 470-8000

CUSTODIAN AND TRANSFER AGENT
Investors Bank & Trust Company
89 South Street
Boston, MA 02111
(800) 782-8183

INDEPENDENT AUDITORS
KPMG Peat Marwick LLP
99 High Street
Boston, MA 02110

LEGAL COUNSEL
Dechert Price & Rhoads
1500 K Street, N.W.
Washington, D.C. 20005

SHAREHOLDER SERVICING AGENTS:
Republic National Bank of New York
Republic Bank For Savings
452 Fifth Avenue
New York, NY 10018
(800) 782-8183

FOR NON-REPUBLIC CLIENTS:
Investors Bank & Trust Company
89 South Street
Boston, MA 02111
(800) 782-8183



REPUBLIC EQUITY FUND



PROSPECTUS
 February __, 1997

                              REPUBLIC EQUITY FUND

                               3435 Stelzer Road
                           Columbus, Ohio 43219-3035
                           (888) 525-5757 (Toll Free)

             Republic National Bank of New York - Investment Manager
                          ("Republic" or the "Manager")

                       Alliance Capital Management L.P. -
                             Investment Sub-Adviser
                        ("Alliance" or a "Sub-Adviser")

                             Brinson Partners, Inc.
                             Investment Sub-Adviser
                         ("Brinson" or a "Sub-Adviser")

                              BISYS Fund Services
                     Administrator, Distributor and Sponsor
               ("BISYS" or the "Distributor" or the "Sponsor")

                       STATEMENT OF ADDITIONAL INFORMATION


     Republic Equity Fund (the "Fund") is a separate series (portfolio) of the Republic Funds (the "Trust"), an open-end, management investment company which currently consists of seven portfolios, each of which has different and distinct investment objectives and policies. The Fund is described in this Statement of Additional Information. Shares of the Fund are divided into two separate classes, the Retail Class and the Adviser Class.

     The investment objective of the Fund is long-term growth of capital and income without excessive fluctuations in market value. The Fund will normally invest in equity securities of seasoned companies in sound financial condition with large or intermediate capitalization which are expected to show above-average price appreciation. There can be no assurance that the investment objective of the Fund will be achieved.

         Shares of the Fund are continuously offered for sale by the Distributor at net asset value with no sales charge (i) directly to the public, (ii) to customers of a financial institution, such as a federal or state-chartered bank, trust company or savings and loan association that has entered into a shareholder servicing agreement with the Trust (collectively, "Shareholder Servicing Agents"), and (iii) to customers of a securities broker that has entered into a dealer agreement with the Distributor.


     THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS ONLY AUTHORIZED FOR DISTRIBUTION WHEN PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE RETAIL CLASS OR THE ADVISER CLASS OF THE FUND, AS APPROPRIATE, EACH DATED February __, 1997 (each a "Prospectus"). This Statement of Additional Information contains additional and more detailed information than that set forth in the Prospectus and should be read in conjunction with the Prospectus. The Prospectus and Statement of Additional Information may be obtained without charge by writing or calling the Trust at the address and telephone number printed above.




Dated:  February _, 1997

                                TABLE OF CONTENTS

                                                                       PAGE

Investment Objective, Policies, Risks and Restrictions
         Convertible Securities ......................................
         Portfolio Securities Loans...................................
         Rule 144A Securities.........................................
         Repurchase Agreements........................................
         Options on Securities........................................
         Options on Securities Indices................................
         Futures Contracts............................................
         Options on Futures Contracts.................................
         Forward Contracts............................................
         Portfolio Transactions.......................................
         Risk Factors.................................................
         Investment Restrictions .....................................
         Percentage and Rating Restrictions ..........................

Performance Information ..............................................

Management of the Trust ..............................................
         Trustees and Officers .......................................
         Investment Manager ..........................................
         Investment Sub-Adviser ......................................
         Distributor, Administrator and Sponsor ......................
         Shareholder Servicing Agents, Transfer Agent and
              Custodian ..............................................
         Expenses and Expense Limits .................................
Valuation of Securities, Redemption in Kind ..........................

Taxation .............................................................
         Federal Income Tax ..........................................
         Options .....................................................
         Investment in Passive Foreign Investment Companies...........
         Effect of Foreign Currencies ................................
         Disposition of Shares .......................................

Other Information ....................................................
         Capitalization ..............................................
         Voting Rights ...............................................
         Independent Auditors ........................................
         Counsel .....................................................
         Registration Statement ......................................

Financial Statements .................................................

Appendix .............................................................A-1


     References in this Statement of Additional Information to the "Prospectus" are to the Prospectus, dated February __, 1997, of the Trust by which shares of the Fund are offered. Unless the context otherwise requires, terms defined in the Prospectus have the same meaning in this Statement of Additional Information as in the Prospectus.

             INVESTMENT OBJECTIVE, POLICIES, RISKS AND RESTRICTIONS

     The following information supplements the discussion of the investment objective and policies of the Fund discussed under the caption "Investment Objective, Risks and Policies" and the discussion of risks described under "Additional Risk Factors and Policies" in the Prospectus.

     The investment objective of the Fund is long-term growth of capital and income without excessive fluctuations in market value. The Fund will normally invest in equity securities of seasoned companies in sound financial condition with large or intermediate capitalization which are expected to show above-average price appreciation.

CONVERTIBLE SECURITIES

     The Fund may buy securities that are convertible into common stock. The following is a brief description of the various types of convertible securities in which the Fund may invest.

     CONVERTIBLE BONDS are issued with lower coupons than non-convertible bonds of the same quality and maturity, but they give holders the option to exchange their bonds for a specific number of shares of the company's common stock at a predetermined price. This structure allows the convertible bond holder to participate in share price movements in the company's common stock. The actual return on a convertible bond may exceed its stated yield if the company's common stock appreciates in value, and the option to convert to common shares becomes more valuable.

     CONVERTIBLE PREFERRED STOCKS are non-voting equity securities that pay a fixed dividend. These securities have a convertible feature similar to convertible bonds; however, they do not have a maturity date. Due to their fixed-income features, convertible issues typically are more sensitive to interest rate changes than the underlying common stock. In the event of liquidation, bondholders would have claims on company assets senior to those of stockholders; preferred stockholders would have claims senior to those of common stockholders.

     WARRANTS entitle the holder to buy the issuer's stock at a specific price for a specific period of time. The price of a warrant tends to be more volatile than, and does not always track, the price of its underlying stock. Warrants are issued with expiration dates. Once a warrant expires, it has no value in the market.

     RIGHTS represent a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is offered to the public.

PORTFOLIO SECURITIES LOANS

     The Fund may lend portfolio securities to registered broker-dealers. These loans may not exceed 30% of the Fund's total assets. The Fund's loans of securities will be collateralized by cash or marketable securities issued or guaranteed by the U.S. Government or its agencies ("U.S. Government Securities") or other permissible means. The cash or instruments collateralizing the Fund's loans of securities will be maintained at all times in an amount at least equal to the current market value of the loaned securities. From time to time, the Fund may allow a part of the interest received with respect to the investment of collateral received for securities loaned to the borrower and/or a third party that is not affiliated with the Fund and is acting as a "placing broker." No fee will be paid to affiliated persons of the Fund.

     By lending portfolio securities, the Fund can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in permissible investments, such as U.S. Government Securities or obtaining yield in the form of interest paid by the borrower when such U.S. Government Securities are used as collateral. The Fund will comply with the following conditions whenever it loans securities: (i) the Fund must receive at least 100% collateral from the borrower; (ii) the borrower must increase the collateral whenever the market value of the securities loaned rises above the level of the collateral; (iii) the Fund must be able to terminate the loan at any time; (iv) the Fund must receive reasonable compensation with respect to the loan, as well as any dividends, interest or other distributions on the loaned securities; (iv) the Fund may pay only reasonable fees in connection with the loaned securities and (vi) voting rights on the loaned securities may pass to the borrower except that, if a material event adversely affecting the investment in the loaned securities occurs, the Fund's Board of Trustees must terminate the loan and regain the right to vote the securities.

RULE 144A SECURITIES

     The Fund may invest in securities qualifying for resale to "qualified institutional buyers" under Securities and Exchange Commission ("SEC") Rule 144A that are determined by the Board, or by a Sub-Adviser pursuant to the Board's delegation, to be liquid securities. The Board will review quarterly the liquidity of the investments the Fund makes in such securities.

REPURCHASE  AGREEMENTS

     As described in the Prospectus, the Fund may enter into repurchase agreements with sellers who are member firms (or a subsidiary thereof) of the New York Stock Exchange or members of the Federal Reserve System, recognized domestic or foreign securities dealers or institutions which a Sub-Adviser has determined to be of comparable creditworthiness. The securities that the Fund purchases and holds have values that are equal to or greater than the repurchase price agreed to be paid by the seller. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a standard rate due to the Fund together with the repurchase price on repurchase.

     The repurchase agreement provides that in the event the seller fails to pay the price agreed upon on the agreed upon delivery date or upon demand, as the case may be, the Fund will have the right to liquidate the securities. If at the time the Fund is contractually entitled to exercise its right to liquidate the securities, the seller is subject to a proceeding under the bankruptcy laws or its assets are otherwise subject to a stay order, the Fund's exercise of its right to liquidate the securities may be delayed and result in certain losses and costs to the Fund. The Fund has adopted and follows procedures which are intended to minimize the risks of repurchase agreements. For example, the Fund only enters into repurchase agreements after a Sub-Adviser has determined that the seller is creditworthy, and the Sub- Adviser monitor that seller's creditworthiness on an ongoing basis. Moreover, under such agreements, the value of the securities (which are marked to market every business day) is required to be greater than the repurchase price, and the Fund has the right to make margin calls at any time if the value of the securities falls below the agreed upon margin.

OPTIONS ON SECURITIES

     The Fund may write (sell) covered call and put options on securities and purchase call and put options. The Fund may write options for the purpose of attempting to increase its return and for hedging purposes. In particular, if the Fund writes an option which expires unexercised or is closed out by the Fund at a profit, the Fund retains the premium paid for the option less related transaction costs, which increases its gross income and offsets in part the reduced value of the portfolio security in connection with which the option is written, or the increased cost of portfolio securities to be acquired. In contrast, however, if the price of the security underlying the option moves adversely to the Fund's position, the option may be exercised and the Fund will then be required to purchase or sell the security at a disadvantageous price, which might only partially be offset by the amount of the premium.

     The Fund may write options in connection with buy-and-write transactions; that is, the Fund may purchase a security and then write a call option against that security. The exercise price of the call option the Fund determines to write depends upon the expected price movement of the underlying security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current value of the underlying security at the time the option is written.

     The writing of covered put options is similar in terms of risk/return characteristics to buy-and-write transactions. Put options may be used by the Fund in the same market environments in which call options are used in equivalent buy-and-write transactions.

     The Fund may also write combinations of put and call options on the same security, a practice known as a "straddle." By writing a straddle, the Fund undertakes a simultaneous obligation to sell or purchase the same security in the event that one of the options is exercised. If the price of the security subsequently rises sufficiently above the exercise price to cover the amount of the premium and transaction costs, the call will likely be exercised and the Fund will be required to sell the underlying security at a below market price. This loss may be offset, however, in whole or in part, by the premiums received on the writing of the two options. Conversely, if the price of the security declines by a sufficient amount, the put will likely be exercised. The writing of straddles will likely be effective, therefore, only where the price of a security remains stable and neither the call nor the put is exercised. In an instance where one of the options is exercised, the loss on the purchase or sale of the underlying security may exceed the amount of the premiums received.

     By writing a call option on a portfolio security, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price above its then current market value, resulting in a loss unless the security subsequently appreciates in value. The writing of options will not be undertaken by the Fund solely for hedging purposes, and may involve certain risks which are not present in the case of hedging transactions. Moreover, even where options are written for hedging purposes, such transactions will constitute only a partial hedge against declines in the value of portfolio securities or against increases in the value of securities to be acquired, up to the amount of the premium.

     The Fund may also purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund's portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The Fund will purchase call options to hedge against an increase in the price of securities that the Fund anticipates purchasing in the future. If such an increase occurs, the call option will permit the Fund to purchase the securities underlying such option at the exercise price or to close out the option at a profit. The premium paid for a call or put option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.

     The staff of the SEC has taken the position that purchased over-the-counter options and certain assets used to cover written over-the-counter options are illiquid and, therefore, together with other illiquid securities, cannot exceed a certain percentage of the Fund's assets (the "SEC illiquidity ceiling"). The Sub-Advisers intend to limit the Fund's writing of over-the-counter options in accordance with the following procedure. Except as provided below, the Fund intends to write over-the-counter options only with primary U.S. Government securities dealers recognized by the Federal Reserve Bank of New York. Also, the contracts the Fund has in place with such primary dealers will provide that the Fund has the absolute right to repurchase an option it writes at any time at a price which represents the fair market value, as determined in good faith through negotiation between the parties, but which in no event will exceed a price determined pursuant to a formula in the contract. Although the specific formula may vary between contracts with different primary dealers, the formula will generally be based on a multiple of the premium received by the Fund for writing the option, plus the amount, if any, of the option's intrinsic value (i.e., the amount that the option is in-the-money). The formula may also include a factor to account for the difference between the price of the security and the strike price of the option if the option is written out-of- the-money. The Fund will treat all or a portion of the formula as illiquid for purposes of the SEC illiquidity ceiling imposed by the SEC staff. The Fund may also write over-the-counter options with non-primary dealers, including foreign dealers, and will treat the assets used to cover these options as illiquid for purposes of such SEC illiquidity ceiling.

OPTIONS ON  SECURITIES  INDICES

     The Fund may write (sell) covered call and put options and purchase call and put options on securities indices. The Fund may cover call options on securities indices by owning securities whose price changes, in the opinion of a Sub-Adviser, are expected to be similar to those of the underlying index, or by having an absolute and immediate right to acquire such securities without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities in its portfolio. Where the Fund covers a call option on a securities index through ownership of securities, such securities may not match the composition of the index and, in that event, the Fund will not be fully covered and could be subject to risk of loss in the event of adverse changes in the value of the index. The Fund may also cover call options on securities indices by holding a call on the same index and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash or cash equivalents in a segregated account with its custodian. The Fund may cover put options on securities indices by maintaining cash or cash equivalents with a value equal to the exercise price in a segregated account with its custodian, or else by holding a put on the same security and in the same principal amount as the put written where the exercise price of the put held (a) is equal to or greater than the exercise price of the put written or (b) is less than the exercise price of the put written if the difference is maintained by the Fund in cash or cash equivalents in a segregated account with its custodian. Put and call options on securities indices may also be covered in such other manner as may be in accordance with the rules of the exchange on which, or the
counterparty   with  which,  the  option  is  traded  and  applicable  laws  and regulations.

     The Fund will receive a premium from writing a put or call option on a securities index, which increases the Fund's gross income in the event the option expires unexercised or is closed out at a profit. If the value of an index on which the Fund has written a call option falls or remains the same, the Fund will realize a profit in the form of the premium received (less transaction costs) that could offset all or a portion of any decline in the value of the securities it owns. If the value of the index rises, however, the Fund will realize a loss in its call option position, which will reduce the benefit of any unrealized appreciation in the Fund's investment. By writing a put option, the Fund assumes the risk of a decline in the index. To the extent that the price changes of securities owned by the Fund correlate with changes in the value of the index, writing covered put options on indices will increase the Fund's losses in the event of a market decline, although such losses will be offset in part by the premium received for writing the option.

     The Fund may also purchase put options on securities indices to hedge their investments against a decline in value. By purchasing a put option on a stock index, the Fund will seek to offset a decline in the value of securities it owns through appreciation of the put option. If the value of the Fund's investments does not decline as anticipated, or if the value of the option does not increase, the Fund's loss will be limited to the premium paid for the option plus related transaction costs. The success of this strategy will largely depend on the accuracy of the correlation between the changes in value of the index and the changes in value of the Fund's security holdings.

     The purchase of call options on securities indices may be used by the Fund to attempt to reduce the risk of missing a broad market advance, or an advance in an industry or market segment, at a time when the Fund holds uninvested cash or short-term debt securities awaiting investment. When purchasing call options for this purpose, the Fund will also bear the risk of losing all or a portion of the premium paid if the value of the index does not rise. The purchase of call options on securities indices when the Fund is substantially fully invested is a form of leverage, up to the amount of the premium and related transaction costs, and involves risks of loss and of increased volatility similar to those involved in purchasing calls on securities the Fund owns.

FUTURES CONTRACTS

     The Fund may enter into futures contracts for the purchase or sale for future delivery of securities or foreign currencies or contracts based on indices of securities as such instruments become available for trading. This investment technique is designed to hedge (i.e., to protect) against anticipated future changes in interest or exchange rates which otherwise might adversely affect the value of the Fund's portfolio securities or adversely affect the prices of long-term bonds or other securities which the Fund intends to purchase at a later date. Futures contracts may also be entered into for non-hedging purposes to the extent permitted by applicable law. A "sale" of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A "purchase" of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

     While futures contracts provide for the delivery of securities or currencies, such deliveries are very seldom made. Generally, a futures contract is terminated by entering into an offsetting transaction. The Fund will incur brokerage fees when it purchases and sells futures contracts. At the time such a purchase or sale is made, the Fund must allocate cash or securities as a margin deposit ("initial deposit"). It is expected that the initial deposit will vary but may be as low as 5% or less of the value of the contract. The futures contract is valued daily thereafter and the payment of "variation margin" may be required to be paid or received, so that each day the Fund may provide or receive cash that reflects the decline or increase in the value of the contract.

     The purpose of the purchase or sale of a futures contract, for hedging purposes in the case of a portfolio holding long-term debt securities, is to protect the Fund from fluctuations in interest rates without actually buying or selling long-term debt securities. For example, if the Fund owned long-term bonds and interest rates were expected to increase, the Fund might enter into futures contracts for the sale of debt securities. If interest rates did increase, the value of the debt securities in the Fund would decline, but the value of the Fund's futures contracts should increase at approximately the same rate, thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. The Fund could accomplish similar results by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase or by buying bonds with long maturities and selling bonds with short maturities when interest rates are expected to decline. However, since the futures market is more liquid than the cash market, the use of futures contracts as an investment technique allows the Fund to maintain a defensive position without having to sell its portfolio securities. Transactions entered into for non-hedging purposes include greater risk, including the risk of losses which are not offset by gains on other portfolio assets.

     Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to hedge against anticipated purchases of long-term bonds at higher prices. Since the fluctuations in the value of futures contracts should be similar to that of long-term bonds, the Fund could take advantage of the anticipated rise in the value of long-term bonds without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Fund could buy long-term bonds on the cash market. Purchases of futures contracts would be particularly appropriate when the cash flow from the sale of new shares of the Fund could have the effect of diluting dividend earnings. To the extent the Fund enters into futures contracts for this purpose, the assets in the segregated asset account maintained to cover the Fund's obligations with respect to such futures contracts will consist of liquid instruments from the portfolio of the Fund in an amount equal to the difference between the fluctuating market value of such futures contracts and the aggregate value of the initial and variation margin payments made by the Portfolio with respect to such futures contracts, thereby assuring that the transactions are unleveraged.

     Futures contracts on foreign currencies may be used in a similar manner, in order to protect against declines in the dollar value of portfolio securities denominated in foreign currencies, or increases in the dollar value of securities to be acquired.

     A futures contract on an index of securities provides for the making and acceptance of a cash settlement based on changes in value of the underlying index. The Fund may enter into stock index futures contracts in order to protect the Fund's current or intended stock investments from broad fluctuations in stock prices and for non-hedging purposes to the extent permitted by applicable law. For example, the Fund may sell stock index futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of the Fund's securities portfolio that might otherwise result. If such decline occurs, the loss in value of portfolio securities may be offset, in whole or in part, by gains on the futures position. When the Fund is not fully invested in the securities market and anticipates a significant market advance, it may purchase stock index futures contracts in order to gain rapid market exposure that may, in part or in whole, offset increases in the cost of securities that Fund intends to purchase. As such acquisitions are made, the corresponding positions in stock index futures contracts will be closed out. In a substantial majority of these transactions, the Fund will purchase such securities upon the termination of the futures position, but under unusual market conditions, a long futures position may be terminated without a related purchase of securities. Futures contracts on other securities indices may be used in a similar manner in order to protect the portfolio from broad fluctuations in securities prices and for non-hedging purposes to the extent permitted by applicable law.

OPTIONS ON FUTURES  CONTRACTS

     The Fund may write and purchase options to buy or sell futures contracts. The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or currency underlying the futures contract. If the futures price at expiration of the option is below the exercise price, the Fund will retain the full amount of the option premium, less related transaction costs, which provides a partial hedge against any decline that may have occurred in the Fund's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the security or currency underlying the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Fund will retain the full amount of the option premium, less related transaction costs, which provides a partial hedge against any increase in the price of securities which the Fund intends to purchase. If a put or call option the Fund has written is exercised, the Fund will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, the Fund's losses from existing options on futures contracts may to some extent be reduced or increased by changes in the value of portfolio securities.

     The Fund may purchase options on futures contracts for hedging purposes as an alternative to purchasing or selling the underlying futures contracts, or for non-hedging purposes to the extent permitted by applicable law. For example, where a decrease in the value of portfolio securities is anticipated as a result of a projected market-wide decline, a rise in interest rates or a decline in the dollar value of foreign currencies in which portfolio securities are denominated, the Fund may, in lieu of selling futures contracts, purchase put options thereon. In the event that such decrease in portfolio value occurs, it may be offset, in whole or part, by a profit on the option. Conversely, where it is projected that the value of securities to be acquired by the Fund will increase prior to acquisition, due to a market advance, or a decline in interest rates or a rise in the dollar value of foreign currencies in which securities to be acquired are denominated, the Fund may purchase call options on futures contracts, rather than purchasing the underlying futures contracts. As in the case of Options, the writing of options on futures contracts may require the Portfolio to forego all or a portion of the benefits of favorable movements in the price of portfolio securities, and the purchase of options on futures contracts may require the Fund to forego all or a portion of such benefits up to the amount of the premium paid and related transaction costs. Transactions entered into for non-hedging purposes include greater risk, including the risk of losses which are not offset by gains on other portfolio assets.

FORWARD  CONTRACTS

     The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific currency at a future date at a price set at the time of the contract (a "Forward Contract"). The Fund may enter into Forward Contracts for hedging purposes as well as for non-hedging purposes. The Fund may also enter into Forward Contracts for "cross hedging" purposes as noted in the Prospectus. Transactions in Forward Contracts entered into for hedging purposes will include forward purchases or sales of foreign currencies for the purpose of protecting the dollar value of securities denominated in a foreign currency or protecting the dollar equivalent of interest or dividends to be paid on such securities. By entering into such transactions, however, the Fund may be required to forego the benefits of advantageous changes in exchange rates. The Fund may also enter into transactions in Forward Contracts for other than hedging purposes, which presents greater profit potential but also involves increased risk. For example, if a Sub-Adviser believes that the value of a particular foreign currency will increase or decrease relative to the value of the U.S. dollar, the Fund may purchase or sell such currency, respectively, through a Forward Contract. If the expected changes in the value of the currency occur, the Fund will realize profits which will increase its gross income. Where exchange rates do not move in the direction or to the extent anticipated, however, the Fund may sustain losses which will reduce its gross income. Such transactions, therefore, could be considered speculative.

     The Fund has established procedures consistent with statements by the SEC and its staff regarding the use of Forward Contracts by registered investment companies, which require the use of segregated assets or "cover" in connection with the purchase and sale of such contracts. In those instances in which the Fund satisfies this requirement through segregation of assets, it will maintain, in a segregated account, cash, cash equivalents or high grade debt securities, which will be marked to market on a daily basis, in an amount equal to the value of its commitments under Forward Contracts.


PORTFOLIO TRANSACTIONS

     The Sub-Advisers are primarily responsible for portfolio decisions and the placing of portfolio transactions. The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities for the Fund. In placing orders for the Fund, the primary consideration is prompt execution of orders in an effective manner at the most favorable price, although the Fund does not necessarily pay the lowest spread or commission available. Other factors taken into consideration are the dealer's general execution and operational facilities, the type of transaction involved and other factors such as the dealer's risk in positioning the securities. To the extent consistent with applicable legal requirements, a Sub-Adviser may place orders for the purchase and sale of Fund investments for the Fund with a broker-dealer affiliate of the Manager or a Sub-Adviser.

     As permitted by Section 28(e) of the Securities Exchange Act of 1934 (the "1934 Act"), a Sub-Adviser may cause the Fund to pay a broker-dealer which provides "brokerage and research services" (as defined in the 1934 Act) to the Sub-Adviser an amount of commission for effecting a securities transaction for the Fund in excess of the commission which another broker-dealer would have charged for effecting that transaction. For the fiscal year ended October 31, 1996, the Fund paid aggregate brokerage commissions equal to $____, of which $_______ (on $______ of transactions) was paid to broker-dealers that provided "brokerage and research services" to the Fund's former sub-adviser. For the period August 1, 1995 to October 31, 1995, no brokerage commissions were paid by the Fund.

     Investment decisions for the Fund and for the other investment advisory clients of the Sub-Advisers are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought for certain clients even though it could have been sold for other clients at the same time, and a particular security may be sold for certain clients even though it could have been bought for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security. In some instances, one client may sell a particular security to another client. Two or more clients may simultaneously purchase or sell the same security, in which event each day's transactions in that security are, insofar as practicable, averaged as to price and allocated between such clients in a manner which in a Sub-Adviser's opinion is equitable to each and in accordance with the amount being purchased or sold by each. In addition, when purchases or sales of the same security for the Fund and for other clients of a Sub-Adviser occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantage available to large denomination purchases or sales. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients in terms of the price paid or received or of the size of the position obtainable.

RISK FACTORS

     As stated in the Prospectus, the Fund may invest in lower rated, high-yield, "junk" bonds. In general, the market for lower rated, high-yield bonds is more limited than the market for higher rated bonds, and because their markets may be thinner and less active, the market prices of lower rated, high-yield bonds may fluctuate more than the prices of higher rated bonds, particularly in times of market stress. In addition, while the market for high-yield, corporate debt securities has been in existence for many years, the market in recent years experienced a dramatic increase in the large-scale use of such securities to fund highly leveraged corporate acquisitions and restructurings. Accordingly, past experience may not provide an accurate indication of future performance of the high-yield bond market, especially during periods of economic recession. Other risks which may be associated with lower rated, high-yield bonds include their relative insensitivity to interest-rate changes; the exercise of any of their redemption or call provisions in a declining market which may result in their replacement by lower yielding bonds; and legislation, from time to time, which may adversely affect their market. Since the risk of default is higher among lower rated, high-yield bonds, a Sub-Adviser's research and analyses are important ingredients in the selection of lower rated, high-yield bonds. Through portfolio diversification, good credit analysis and attention to current developments and trends in interest rates and economic conditions, investment risk can be reduced, although there is no assurance that losses will not occur. The Fund does not have any minimum rating criteria applicable to the fixed-income securities in which it invests. A description of the ratings used herein and in the Prospectus is set forth in the Appendix to this Statement of Additional Information.


INVESTMENT RESTRICTIONS

     The Trust (with respect to the Fund) has adopted the following investment restrictions which may not be changed without approval by holders of a "majority of the outstanding voting securities" of the Fund, which as used in this Statement of Additional Information means the vote of the lesser of (i) 67% or more of the outstanding "voting securities" of the Fund present at a meeting, if the holders of more than 50% of the outstanding "voting securities" are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding "voting securities." The term "voting securities" as used in this paragraph has the same meaning as in the Investment Company Act of 1940 ("1940 Act").

     As a matter of fundamental policy, the Fund may not (except that no investment restriction of the Fund shall prevent the Fund from investing all of its assets (other than assets which are not "investment securities" as defined in the 1940 Act) in an open-end investment company with substantially the same investment objectives):

         (1) invest in physical commodities or contracts on physical commodities;

         (2) purchase or sell real estate, although it may purchase and sell securities of companies which deal in real estate, other than real estate limited partnerships, and may purchase and sell marketable securities which are secured by interests in real estate;

         (3) make loans except for the lending of portfolio securities pursuant to guidelines established by the Board of Trustees and except as otherwise in accordance with the Fund's investment objective and policies;

         (4) borrow money, except from a bank as a temporary measure to satisfy redemption requests or for extraordinary or emergency purposes, provided that the Fund maintains asset coverage of at least 300% for all such borrowings;

         (5) underwrite the securities of other issuers (except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 (the "1933 Act") in the disposition of restricted securities);

         (6) acquire any securities of companies within one industry, if as a result of such acquisition, more than 25% of the value of the Fund's total assets would be invested in securities of companies within such industry; provided, however, that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, when the Fund adopts a temporary defensive position;

         (7)      issue senior securities, except as permitted under the 1940
                  Act;

         (8) with respect to 75% of its assets, the Fund will not purchase securities of any issuer if, as a result, more than 5% of the Fund's total assets taken at market value would be invested in the securities of any single issuer; and

         (9) with respect to 75% of its assets, the Fund will not purchase a security if, as a result, the Fund would hold more than 10% of the outstanding voting securities of any issuer.

     The Fund is also subject to the following restrictions which may be changed by the Board of Trustees without shareholder approval. As a matter of non-fundamental policy, the Fund will not:

         (1) borrow money, except that the Fund may borrow for temporary or emergency purposes up to 10% of its net assets; provided, however, that the Fund may not purchase any security while outstanding borrowings exceed 5% of net assets;

         (2) sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in options and futures contracts are not deemed to constitute short sales of securities;

         (3) purchase warrants, valued at the lower of cost or market, in excess of 10% of the value of its net assets. Included within that amount, but not to exceed 2% of the value of the Fund's net assets, may be warrants that are not listed on the New York or American Stock Exchanges or an exchange with comparable listing requirements. Warrants attached to securities are not subject to this limitation;

         (4) purchase securities on margin, except for use of short-term credit as may be necessary for the clearance of purchases and sales of securities, but it may make margin deposits in connection with transactions in options, futures, and options on futures;

         (5) invest more than 15% of the Fund's net assets (taken at the greater of cost or market value) in securities that are illiquid or not readily marketable (excluding Rule 144A securities deemed by the Board of Trustees of the Trust to be liquid);

         (6) invest more than 15% of the Fund's total assets (taken at the greater of cost or market value) in (a) securities (including Rule 144A securities) that are restricted as to resale under the 1933 Act, and (b) securities that are issued by issuers which (including predecessors) have been in operation less than three years (other than U.S. Government securities), provided, however, that no more than 5% of the Fund's total assets are invested in securities issued by issuers which (including predecessors) have been in operation less than three years;

         (7) invest more than 10% of the Fund's total assets (taken at the greater of cost or market value) in securities (excluding Rule 144A securities) that are restricted as to resale under the 1933 Act;

         (8) purchase securities of any issuer if such purchase at the time thereof would cause the Fund to hold more than 10% of any class of securities of such issuer, for which purposes all indebtedness of an issuer shall be deemed a single class and all preferred stock of anissuer shall be deemed a single class, except that futures or option contracts shall not be subject to this Restriction;

         (9) invest for the purpose of exercising control over management of any company;

         (10) invest its assets in securities of any investment company, except by purchase in the open market involving only customary brokers' commissions or in connection with mergers, acquisitions of assets or consolidations and except as may otherwise be permitted by the 1940 Act; provided, however, that the Fund shall not invest in the shares of any open-end investment company unless (a) the Sub-Adviser waives any investment advisory fees with respect to such assets, and (b) the Fund pays no sales charge in connection with the investment;

         (11) invest more than 5% of its total assets in securities of issuers (other than securities issued or guaranteed by U.S. or foreign government or political subdivisions thereof) which have (with predecessors) a record of less than three years' continuous operations;

         (12) write or acquire options or interests in oil, gas or other mineral explorations or development programs or leases; and

         (14) write puts and calls on securities unless each of the following conditions are met: (a) the security underlying the put or call is within the investment policies of the Fund and the option is issued by the Options Clearing Corporation, except for put and call options issued by non-U.S. entities or listed on non-U.S. securities or commodities exchanges; (b) the aggregate value of the obligations underlying the put determined as of the date the options are sold shall not exceed 50% of the Fund's net assets; (c) the securities subject to the exercise of the call written by the Fund must be owned by the Fund at the time the call is sold and must continue to be owned by the Fund until the call has been exercised, has lapsed, or the Fund has purchased a closing call, and such purchase has been confirmed, thereby extinguishing the Fund's obligation to deliver securities pursuant to the call it has sold; and (d) at the time a put is written, the Fund establishes a segregated account with its custodian consisting of cash or short-term U.S. Government securities equal in value to the amount the Fund will be obligated to pay upon exercise of the put (this account must be maintained until the put is exercised, has expired, or the Fund has purchased a closing put, which is a put of the same series as the one previously written); and

         (15) buy and sell puts and calls on securities, stock index futures or options on stock index futures, or financial futures or options on financial futures unless such options are written by other persons and: (a) the options or futures are offered through the facilities of a national securities association or are listed on a national securities or commodities exchange, except for put and call options issued by non-U.S. entities or listed on non-U.S. securities or commodities exchanges; (b) the aggregate premiums paid on all such options which are held at any time do not exceed 20% of the Fund's total net assets; and (c) the aggregate margin deposits required on all such futures or options thereon held at anytime do not exceed 5% of the Fund's total assets.

                       PERCENTAGE AND RATING RESTRICTIONS

     If a percentage restriction or a rating restriction on investment or utilization of assets set forth above or referred to in the Prospectus is adhered to at the time an investment is made or assets are so utilized, a later change in percentage resulting from changes in the value of the securities held by the Fund or a later change in the rating of a security held by the Fund is not considered a violation of policy, however a Sub-Adviser will consider such change in its determination of whether to hold the security.

                             PERFORMANCE INFORMATION

     The Trust may, from time to time, include the yield and total return for the Fund, both computed in accordance with formulas prescribed by the SEC, in advertisements or reports to shareholders or prospective investors.

     Quotations of yield for the Fund will be based on all investment income per share (as defined by the SEC during a particular 30-day (or one month) period (including dividends and interest), less expenses accrued during the period ("net investment income"), and are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

                  YIELD = 2[((A-B/CD)+1)6-1]


where             a =      dividends and interest earned during the period,

                  b =      expenses accrued for the period (net of
                           reimbursements),

                  c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and

                  d = the maximum offering price per share on the last day of the period.

     For the 30-day period ended October 31, 1996, the yield of the Fund was ____% for the Retail Class and ____% for the Adviser Class.

     Quotations of average annual total return for the Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of 1, 5 and 10 years (up to the life of the
Fund), calculated pursuant to the following formula: P (1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid. The Fund also may, with respect to certain periods of less than one year, provide total return information for that period that is unannualized. Any such information would be accompanied by standardized total return information. The total return of the Retail Class shares of the Fund for the year ended October 31, 1996 was ____%, and for the period from August 1, 1995 (commencement of operations) to October 31, 1996, total return equalled ____%. The total return of the Adviser Class shares of the Fund for the period from ______, 1996 (commencement of operations) to October 31, 1996 was ____%.

     Performance information for the Fund may also be compared to various unmanaged indices, such as the Standard & Poor's Stock Index. Unmanaged indices (I.E., other than Lipper) generally do not reflect deductions for administrative and management costs and expenses. Comparative information may be compiled or provided by independent ratings services or by news organizations. Any performance information should be considered in light of the Fund's investment objective and policies, characteristics and quality of the Fund, and the market conditions during the given time period, and should not be considered to be representative of what may be achieved in the future.

                             MANAGEMENT OF THE TRUST

TRUSTEES AND OFFICERS

     The principal occupations of the Trustees and executive officers of the Trust for the past five years are listed below. Asterisks indicate that those Trustees and officers are "interested persons" (as defined in the 1940 Act) of the Trust. The address of each, unless otherwise indicated, is 3435 Stelzer Road, Columbus, Ohio 43219-3035.

FREDERICK C. CHEN, TRUSTEE
         126 Butternut Hollow Road, Greenwich, Connecticut 06830 - Management Consultant.

ALAN S. PARSOW*, TRUSTEE
         2222 Skyline Drive, Elkhorn, Nebraska 68022 - General Partner of Parsow Partnership, Ltd. (investments).

LARRY M. ROBBINS, TRUSTEE
         Wharton Communication Program, University of Pennsylvania, 336 Steinberg Hall-Dietrich Hall, Philadelphia, Pennsylvania 19104 - Director of the Wharton Communication Program and Adjunct Professor of Management at the Wharton School of the University of Pennsylvania.

MICHAEL SEELY, TRUSTEE
         405 Lexington Avenue, Suite 909, New York, New York 10174 - President of Investor Access Corporation (investor relations consulting firm).


GEORGE O.  MARTINEZ*,  PRESIDENT  AND SECRETARY
         Senior Vice President and Director of Legal and Compliance Services, BISYS Fund Services, Inc; March 1995 to present; Senior Vice President, Emerald Asset Management, Inc., August 1995 to present; Vice President and Associate General Counsel, Alliance Capital Management, June 1989 to March 1995.

KAREN  DOYLE*,  VICE  PRESIDENT
        Manager of Client Services for BISYS Fund Services, Inc., October 1994 to present; from 1979 to October 1994, an employee of the Bank of New York.

FRANK M. DEUTCHKI*, VICE PRESIDENT
         From April 1996 to present, an employee of BISYS Fund Services, Inc.; from September 1995 to April 1996, Vice President, Chase Global Funds Service; from 1989 to September 1995, Vice President, Mutual Funds Service Company.

KEVIN MARTIN*, VICE PRESIDENT
         From February 1996 to present, employee of BISYS Fund Services, Inc.; from 1984 to February 1996, Senior Manager, Ernst & Young.

ADRIAN WATERS*, TREASURER
         From May 1993 to present, employee of BISYS Fund Services (Ireland) LTD.; from 1989 to May 1993, Manager, Price Waterhouse.

CATHERINE BRADY*, ASSISTANT TREASURER
         From March 1994 to present, an employee of BISYS Fund Services (Ireland)LTD; from 1990 to March 1994, Supervisor, Price Waterhouse.

ALAINA METZ*, ASSISTANT SECRETARY
         Chief Administrator, Administrative and Regulatory Services, BISYS Fund Services, Inc., June 1995 to present; Supervisor, Mutual
         Fund Legal Department, Alliance Capital Management, May 1989 to June 1995.

     Messrs. Martinez, Deutchki, Martin and Waters and Mss. Doyle, Brady and Metz also are officers of certain other investment companies of which BISYS or an affiliate is the administrator.



                               COMPENSATION TABLE

                              Pension
                              Retirement                         Total
                              Benefits       Estimated           Compensation
               Aggregate      Accrued as     Annual              From Fund
Name of        Compensation   Part of Fund   Benefits Upon       Complex* Paid
Trustee        from Trust     Expenses       Retirement          to Trustees


Frederick C.
Chen              $_____      none           none                $_____


Alan S. Parsow    $_____      none           none                $_____

Larry M.
Robbins           $_____      none           none                $_____

Michael Seely     $_____      none           none                $_____

* The Fund Complex includes the Trust, Republic Advisor Funds Trust, and Republic Portfolios.


     The compensation table above reflects the fees received by the Trustees for the fiscal year ended October 31, 1996. The Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust will receive an annual retainer of $_____ and a fee of $______ for each meeting of the Board of Trustees or committee thereof attended.


     As of [ ], 1997, the Trustees and officers of the Trust, as a group, owned less than 1% of the outstanding shares of the Fund and each class of the Fund. As of the same date, the following shareholders of record owned 5% or more of the outstanding shares of each class of the Fund (the Trust has no knowledge of the beneficial ownership of such shares): [To be provided]


     The Trust's Declaration of Trust provides that it will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their officers with the Trust, unless, as to liability to the Trust or its shareholders, it is finally adjudicated that they engaged in wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices, or unless with respect to any other matter it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interests of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination, based upon a review of readily available facts, by vote of a majority of disinterested Trustees or in a written opinion of independent counsel, that such officers or Trustees have not engaged in wilful misfeasance, bad faith, gross negligence or reckless disregard of their duties.


INVESTMENT MANAGER

     Republic is the investment manager to the Fund pursuant to an investment management agreement (the "Investment Management Contract") with the Trust. For its services, the Manager is paid a fee by the Fund, computed daily and based on the Fund's average daily net assets, equal on the annual basis to 0.175% of net assets. For the period from August 1, 1995 (commencement of operations) to October 31, 1995 and for the fiscal year ended October 31, 1996, investment management fees aggregated $6,118 and $____, respectively, of which the entire amount was waived.

     The Investment Management Contract will remain in effect until April 7, 1997, and will continue in effect thereafter from year to year with respect to the Fund, provided such continuance is approved annually (i) by the holders of a majority of the outstanding voting securities of the Fund or by the Trust's Board of Trustees, and (ii) by a majority of the Trustees of the Trust who are not parties to the Investment Management Contract or "interested persons" (as defined in the 1940 Act) of any such party. The Investment Management Contract may be terminated with respect to the Fund without penalty by either party on 60 days' written notice and will terminate automatically if assigned.

     Republic is a wholly owned subsidiary of Republic New York Corporation, a registered bank holding company. No securities or instruments issued by Republic New York Corporation or Republic will be purchased for the Fund.

     Republic complies with applicable laws, regulations, and rulings of the U.S. Comptroller of the Currency relating to fiduciary powers of national banks. These regulations provide, in general, that assets managed by a national bank as fiduciary shall not be invested in stock or obligations of, or property acquired from, the bank, its affiliates or their directors, officers or employees or other persons with substantial connections with the bank. The regulations further provide that fiduciary assets shall not be sold or transferred, by loan or otherwise, to the bank or persons connected with the bank as described above. Republic, in accordance with federal banking laws, may not purchase for its own account securities of any investment company the investment adviser of which it controls, extend credit to any such investment company, or accept the securities of any such investment company as collateral for a loan to purchase such securities. Moreover, Republic, its officers and employees do not express any opinion with respect to the advisability of any purchase of such securities.

     The investment management services of Republic to the Fund are not exclusive under the terms of the Investment Management Contract. Republic is free to and does render investment management and advisory services to others.

INVESTMENT SUB-ADVISERS

     Alliance and Brinson, as the Fund's Sub-Advisers, are responsible for the investment management of the Fund's assets, including making investment decisions and placing orders for the purchase and sale of securities for the Fund directly with the issuers or with brokers or dealers selected by the Sub-Advisers in their discretion. See "Portfolio Transactions." Each Sub-Adviser also furnishes to the Board of Trustees of the Trust, which has overall responsibility for the business and affairs of the Trust, periodic reports on the investment performance of the Fund. Prior to January 1, 1997, a different investment management firm served as the Fund's sub-adviser.

     For its services, each Sub-Adviser receives from the Fund a fee, computed daily and based on the Fund's average daily net assets allocated to the Sub-Adviser for management, at the annual rate of 0.325% of net assets up to $50 million, 0.25% of net assets over $50 million up to $100 million, 0.20% of net assets over $100 million up to $200 million, and 0.15% of net assets in excess of $200 million. For the period from August 1, 1995 (commencement of operations) to October 31, 1995, sub-advisory fees aggregated $11,363, of which the entire amount was reimbursed, and for the fiscal year ended October 31, 1996, sub-advisory fees aggregated $______.

     Alliance is a Delaware limited partnership. Alliance Capital Management Corporation ("ACMC") is the general partner of Alliance and conducts no other active business. Units representing assignment of beneficial ownership of limited partnership interests of Alliance are publicly traded on the New York Stock Exchange. As of September 30, 1996, The Equitable Life Assurance Society of the United States ("Equitable"), ACMC, Inc. and Equitable Capital Management Corporation ("ECMC") were the beneficial owners of approximately 57.4% of the outstanding units of Alliance. ACMC, ECMC, and ACMC, Inc. are wholly owned subsidiaries of Equitable. Equitable, a New York life insurance company, had total assets as of June 30, 1996 of over $70.9 billion. Equitable is a wholly owned subsidiary of The Equitable Companies Incorporated, a Delaware corporation ("ECI"), whose shares are publicly traded on the New York Stock Exchange. As of March 1, 1996, AXA, a French insurance holding company, owned 63.9% of the issued and outstanding shares of the common stock of ECI.

     Brinson is an indirect wholly owned subsidiary of Swiss Bank Corporation ("Swiss Bank"). Swiss Bank, with headquarters in Basel, Switzerland, is an internationally diversified organization with operations in many aspects of the financial services industry.

     The investment advisory services of each Sub-Adviser to the Fund are not exclusive under the terms of its Subadvisory Agreement with Republic. Each Sub-Adviser is free to and does render investment advisory services to others.


ADMINISTRATOR AND SPONSOR

     The Administration Agreement will remain in effect until March 31, 1999, and automatically will continue in effect thereafter from year to year unless terminated upon 60 days' written notice to BISYS. The Administration Agreement will terminate automatically in the event of its assignment. The Administration Agreement also provides that neither BISYS nor its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the administration or management of the Trust, except for willful misfeasance, bad faith or gross negligence in the performance of its or their duties or by reason of reckless disregard of its or their obligations and duties under the Administration Agreement.

     For the period from August 1, 1995 (commencement of operations) to October 31, 1995, the Fund accrued administrative services fees of $6,992, of which the entire amount was waived, and for the fiscal year ended October 31, 1996, the Fund accrued administrative services fees equal to $____.

DISTRIBUTION PLAN - RETAIL CLASS SHARES ONLY

     A Distribution Plan has been adopted by the Trust (the "Distribution Plan") with respect to the Retail Class shares only, and provides that it may not be amended to increase materially the costs which the Retail Class shares may bear pursuant to the Distribution Plan without approval by shareholders of the Retail Class shares, and that any material amendments of the Distribution Plan must be approved by the Board of Trustees, and by the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and have no direct or indirect financial interest in the operation of the Distribution Plan or in any related agreement ("Qualified Trustees") , by vote cast in person at a meeting called for the purpose of considering such amendments. The selection and nomination of the Trustees who are not "interested persons" of the Trust (the "Independent Trustees") has been committed to the discretion of the Independent Trustees. The Distribution Plan has been approved, and is subject to annual approval, by a majority vote of the Board of Trustees and by a majority vote of the Qualified Trustees, by vote cast in person at a meeting called for the purpose of voting on the Distribution Plan. In adopting the Distribution Plan, the Trustees considered alternative methods to distribute Retail Class shares and to reduce the Retail Class shares' per share expense ratio and concluded that there was a reasonable likelihood that the Distribution Plan will benefit that class and its shareholders. The Distribution Plan is terminable with respect to the Retail Class shares at any time by a vote of a majority of the Qualified Trustees or by vote of the holders of a majority of the Retail Class shares.

     Prior to the adoption by the Trustees of a multiple class structure, effective January 15, 1996, a predecessor distribution plan was in effect with respect to all shares of the Fund. Pursuant to the predecessor and current distribution plans, during the fiscal year ended October 31, 1996, the Fund spent a total of $_____ on the following pursuant to the Distribution Plans: advertising, $_; printing and mailing of prospectuses to other than current shareholders, $_____; compensation to underwriters, $_; compensation to broker-dealers, $_; compensation to sales personnel, $_; interest, carrying or other financing charges, $_; and other marketing expenses, $_. Total expenditures pursuant to the Distribution Plans as a percentage of average daily net assets during the same period were ____%.

ADMINISTRATIVE SERVICES PLAN

     An Administrative Services Plan has been adopted by the Trust with respect to the Retail Class and the Adviser Class, and continues in effect indefinitely if such continuance is specifically approved at least annually by a vote of both a majority of the Trustees and a majority of the Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Administrative Services Plan or in any agreement related to such Plan ("Qualified Trustees"). The Administrative Services Plan may be terminated at any time by a vote of a majority of the Qualified Trustees or with respect to the Retail Class or the Adviser Class by a majority vote of shareholders of that class. The Administrative Services Plan may not be amended to increase materially the amount of permitted expenses thereunder with respect to the Retail Class or the Adviser Class without the approval of a majority of shareholders of that class, and may not be materially amended in any case without a vote of the majority of both the Trustees and the Qualified Trustees.

SHAREHOLDER SERVICING AGENTS

         The Trust has entered into a shareholder servicing agreement with each Shareholder Servicing Agent. For additional information, including a description of the fees paid to Shareholder Servicing Agents from assets attributable to the Fund's Retail Class shares, see "Management of the Trust - Shareholder Servicing Agents" in the Prospectus describing the Retail Class shares.

TRANSFER AGENT AND CUSTODIAN


     The Board of Trustees of the Trust has also approved a Custodian Agreement and a Transfer Agency Agreement between the Trust and Investors Bank & Trust Company ("IBT") pursuant to which IBT will provide custodial, fund accounting, transfer agency, dividend disbursing and shareholder servicing services to the Trust and the Fund. The principal business address of IBT is 24 Federal Street, Boston, Massachusetts 02110.


EXPENSES

     Except for the expenses paid by the Manager and the Distributor, the Fund bears all costs of its operations. Expenses attributable to a class ("Class Expenses") shall be allocated to that class only. Class Expenses with respect to the Retail Class shares must include payments made pursuant to the Distribution Plan and the Administrative Services Plan. In the event a particular expense is not reasonably allocable by class or to a particular class, it shall be treated as a Fund expense or a Trust expense. Trust expenses directly related to the Fund are charged to the Fund; other expenses are allocated proportionally among all the portfolios of the Trust in relation to the net asset value of the portfolios.


                   VALUATION OF SECURITIES; REDEMPTION IN KIND


     The net asset value of each share of each class of the Fund is determined on each day on which the New York Stock Exchange is open for trading. As of the date of this Statement of Additional Information, the New York Stock Exchange is open every weekday except for the days on which the following holidays are observed: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


     The value of each security for which readily available market quotations exists is based on a decision as to the broadest and most representative market for such security. The value of such security is based either on the last sale price on a national securities exchange, or, in the absence of recorded sales, at the readily available closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time net assets are valued. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. Debt securities are valued by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by the Trust. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All portfolio securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market.

     The accounting records of the Fund are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and forward contracts denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rates at the end of the period. Purchases and sales of securities, income receipts, and expense payments are translated at the exchange rate prevailing on the respective dates of such transactions. Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received.

     The problems inherent in making a good faith determination of value are recognized in the codification effected by SEC Financial Reporting Release No. 1 ("FRR 1" (formerly Accounting Series Release No. 113)) which concludes that there is "no automatic formula" for calculating the value of restricted securities. It recommends that the best method simply is to consider all relevant factors before making any calculation. According to FRR 1 such factors would include consideration of the:

                  Type of security involved, financial statements, cost at date of purchase, size of holding, discount from market value of unrestricted securities of the same class at the time of purchase, special reports prepared by analysts, information as to any transactions or offers with respect to the security, existence of merger proposals or tender offers affecting the security, price and extent of public trading in similar securities of the issuer or comparable companies, and other relevant matters.

     To the extent that the Fund purchases securities which are restricted as to resale or for which current market quotations are not available, the Sub-Advisers will value such securities based upon all relevant factors as outlined in FRR 1.

     Subject to the Trust's compliance with applicable regulations, the Trust has reserved the right to pay the redemption or repurchase price of shares of the Fund, either totally or partially, by a distribution in kind of the Fund's portfolio securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares being sold. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

                                    TAXATION

FEDERAL INCOME TAX

     The Fund intends to qualify annually as a separate "regulated investment company" (a "RIC") under the Internal Revenue Code of 1986, as amended (the "Code"). In order to qualify, at least 90% of the Fund's investment company taxable income (which includes, among other items, interest, dividends and the excess of net short-term capital gains over net long-term capital losses) must be distributed to Fund shareholders, and the Fund must meet certain diversification of assets, source of income, and other requirements. If the Fund does not so qualify, it will be taxed as an ordinary corporation.

     Amounts not distributed by the Fund on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, for each calendar year an amount must be distributed that is equal to the sum of (a) at least 98% of the Fund's ordinary income (excluding any capital gains or losses) for the calendar year,
(b) at least 98% of the Fund's capital gain net income for the 12-month period ending, as a general rule, on October 31 of the calendar year, and (c) all such ordinary income and capital gains for previous years that were not distributed during such years.

     Distributions by the Fund reduce the net asset value of the Fund shares. Should a distribution reduce the net asset value below a shareholder's cost basis, the distribution nevertheless would be taxable to the shareholder as ordinary income or capital gain as described in the Prospectus, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implication of buying shares just prior to a distribution by the Fund. The price of shares purchased at that time includes the amount of the forthcoming distribution, but the distribution will generally be taxable to them.

     If the Fund is the holder of record of any stock on the record date for any dividends payable with respect to such stock, such dividends are included in the Fund's gross income not as of the date received but as of the later of (1) the date such stock became ex-dividend with respect to such dividends (i.e., the date on which a buyer of the stock would not be entitled to receive the declared, but unpaid, dividends) or (2) the date the Fund acquired such stock. Accordingly, in order to satisfy its income distribution requirements, the Fund may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.

     Some of the debt securities that may be acquired by the Fund may be treated as debt securities that are originally issued at a discount. Original issue discount can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income is actually received by the Fund, original issue discount on a taxable debt security earned in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements of the Code.

     Some of the debt securities may be purchased by the Fund at a discount which exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes. Generally, the gain realized on the disposition of any debt security acquired by the Fund will be treated as ordinary income to the extent it does not exceed the accrued market discount on such debt security.

OPTIONS

     Some of the options entered into by the Fund may be "Section 1256 contracts." Section 1256 contracts held by the Fund at the end of its taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are "marked-to-market" with unrealized gains or losses being treated as though they were realized. Any gains or losses, including "marked-to-market" gains or losses, on Section 1256 contracts are generally treated as 60% long-term and 40% short-term capital gains or losses ("60/40"), although all foreign currency gains and losses from such contracts may be treated as ordinary in character absent a special election.

     Generally, certain options transactions undertaken by the Fund may result in "straddles" for U.S. federal income tax purposes. The straddle rules may affect the character of gain or loss realized by the Fund. In addition, losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences of transactions in options to the Fund are not entirely clear. The transactions may increase the amount of short-term capital gain realized by the Fund, which generally would increase the amount of dividends. Short-term gain is taxed as ordinary income when distributed to Fund shareholders.

     The Fund may make one or more of the elections available under the Code which are applicable to straddles. If the Fund makes any of the elections, the amount, character, and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the elections made. The rules applicable under certain of the elections operate to accelerate the recognition of gains or losses from the affected straddle positions.

     Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to Fund shareholders, and which will be taxed to Fund shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

     The Fund's intention to qualify as a RIC may limit the extent to which the Fund will be able to engage in these transactions.

INVESTMENT IN PASSIVE FOREIGN INVESTMENT COMPANIES

     The Fund may invest in shares of foreign corporations which may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets, or 75% or more of its gross income is investment-type income. If the Fund receives a so-called "excess distribution" with respect to PFIC stock, the Fund itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC shares. The Fund itself will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

     The Fund may be eligible to elect alternative tax treatment with respect to PFIC shares held by the Fund. Under an election that currently is available in some circumstances, the Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions are received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, another election may be available that would involve marking-to-market the Fund's PFIC shares at the end of each taxable year (and on certain other dates prescribed in the Code), with the result that unrealized gains are treated as though they were realized. If this election were made, tax at the Fund level under the PFIC rules would generally be eliminated, but the Fund could, in limited circumstances, incur nondeductible interest charges. The Fund's intention to qualify annually as a regulated investment company may limit its elections with respect to PFIC shares.

     Because the application of the PFIC rules may affect, among other things, the character of gains, the amount of gain or loss and the timing of the recognition of income with respect to PFIC shares, as well as subject the Fund itself to tax on certain income from PFIC shares, the amount that must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not invest in PFIC shares.

EFFECT OF FOREIGN CURRENCIES

     Under the Code, gains or losses attributable to fluctuations in exchange rates that occur between the time the Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or loss. Similarly, in disposing of debt securities denominated in foreign currencies and certain other foreign currency contracts, gains or losses attributable to fluctuations in the value of a foreign currency between the date the security or contract is acquired and the date it is disposed of are also usually treated as ordinary income or loss. Under Section 988 of the Code, these gains or losses may increase or decrease the amount of the Fund's investment company taxable income to be distributed to shareholders as ordinary income.

DISPOSITION OF SHARES

     Upon the sale or exchange of shares of the Fund, a shareholder generally will realize a taxable gain or loss depending upon his basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands, and will be long-term if the shareholder's holding period for the shares is more than one year and generally otherwise will be short-term. Any loss realized on a sale or exchange of Fund shares will be disallowed to the extent that the shares disposed of are replaced (including replacement through reinvesting of dividends and capital gain distributions in the Fund) within a period of 61 days beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

     The information above is only a summary of some of the tax considerations affecting the Fund and its shareholders. The Fund's distributions may also be subject to state, local, foreign or other taxes not discussed above. A prospective investor may wish to consult a tax advisor to determine the suitability of an investment in the Fund based on the prospective investor's tax situation.

                                OTHER INFORMATION

CAPITALIZATION

     The Trust is a Massachusetts business trust established under a Declaration of Trust dated April 22, 1987, as a successor to two previously-existing Massachusetts business trusts, FundTrust Tax-Free Trust (organized on July 30,
1986) and FundVest (organized on July 17, 1984, and since renamed FundSource). Prior to October 3, 1994, the name of the Trust was "FundTrust."


     The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with a par value of $0.001 each. The Board of Trustees may establish additional series (with different investment objectives and fundamental policies) and classes of shares within each series at any time in the future. Establishment and offering of additional classes or series will not alter the rights of the Fund's shareholders. When issued, shares are fully paid, nonassessable, redeemable and freely transferable. Shares do not have preemptive rights or subscription rights. In liquidation of the Fund, each shareholder is entitled to receive his pro rata share of the net assets of the Fund.


VOTING RIGHTS

     Under the Declaration of Trust, the Trust is not required to hold annual meetings of Fund shareholders to elect Trustees or for other purposes. It is not anticipated that the Trust will hold shareholders' meetings unless required by law or the Declaration of Trust. In this regard, the Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees has been elected by the shareholders of the Trust. In addition, the Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares of the Trust may remove persons serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of persons serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust.

     The Trust's shares do not have cumulative voting rights, so that the holders of more than 50% of the outstanding shares may elect the entire Board of Trustees, in which case the holders of the remaining shares would not be able to elect any Trustees.

INDEPENDENT AUDITORS


     The Board of Trustees has appointed KPMG Peat Marwick LLP as independent auditors of the Funds of the Trust. KPMG Peat Marwick LLP will audit the Trust's annual financial statements, prepare the Trust's income tax returns, and assist in the filings with the SEC. KPMG Peat Marwick LLP's address is 99 High Street, Boston, Massachusetts 02108.


COUNSEL

     Dechert Price & Rhoads, 1500 K Street, N.W., Washington, D.C. 20005, passes upon certain legal matters in connection with the shares of the Fund offered by the Trust, and also acts as counsel to the Trust.

REGISTRATION STATEMENT

     This Statement of Additional Information and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to shares of the Fund, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

     Statements contained herein and in the Prospectus as to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document which was filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference.

                              FINANCIAL STATEMENTS


     The Fund's current audited financial statements dated October 31, 1995 and unaudited semiannual financial statements dated April 30, 1996 are hereby incorporated herein by reference from the Annual Report of the Fund dated October 31, 1995, and the Semiannual Report of the Fund dated April 30, 1996, respectively, as filed with the SEC. A copy of each such report will be provided without charge to each person receiving this Statement of Additional Information.

                                    APPENDIX

                         Description of Security Ratings

STANDARD & POOR'S

CORPORATE AND MUNICIPAL BONDS

    AAA Debt rated "AAA" has the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

     AA Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

      A Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

    BBB Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.

     BB Debt rated "BB" has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

Plus(+)
or
Minus(-) The ratings from "AA" to "BB" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

COMMERCIAL PAPER, INCLUDING TAX EXEMPT

      A Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree of safety.

    A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) designation.

    A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".

    A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

 MOODY'S

 CORPORATE AND MUNICIPAL BONDS

    Aaa        Bonds which are rated Aaa are judged to be of the best quality.
               They carry the smallest degree of investment risk and are generally referred to as "gilt edged". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than in Aaa securities.

      A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

    Baa Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba        Bonds which are rated Ba are judged to have speculative elements;
               their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

Note Moody's applies numerical modifiers, 1,2, and 3 in each generic rating classification from Aa through Bb in its corporate bond rating system. The modifier 1 indicates that the security rates in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category. Those municipal bonds within the Aa, A, Baa, and Ba categories that Moody's believes possess the strongest credit attributes within those categories are designated by the symbols Aa1, A1, Baa1, and Ba1.

COMMERCIAL PAPER

Prime-1 Issuers rated P-1 (or supporting institutions) have a superior ability for repayment of short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

               -  Leading market positions in well established industries.
               -  High rates of return on funds employed.
               - Conservative capitalization structure with moderate reliance on debt and ample asset protection.
               - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
               - Well established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

    Not
  Prime Issuers rated "Not Prime" do not fall within any of the Prime rating categories.

FITCH INVESTORS SERVICE

CORPORATE BOND RATINGS

     AAA Securities of this rating are regarded as strictly high-grade, broadly marketable, suitable for investment by trustees and fiduciary institutions, and liable to but slight market fluctuation other than through changes in the money rate. The factor last named is of importance varying with the length of maturity. Such securities are mainly senior issues of strong companies, and are most numerous in the railway and public utility fields, though some industrial obligations have this rating. The prime feature of an AAA rating is showing of earnings several times or many times interest requirements with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Other features may enter in, such as a wide margin of protection through collateral security or direct lien on specific property as in the case of high class equipment certificates or bonds that are first mortgages on valuable real estate. Sinking funds or voluntary reduction of the debt by call or purchase are often factors, while guarantee or assumption by parties other than the original debtor may also influence the rating.

     AA Securities in this group are of safety virtually beyond question, and as a class are readily salable while many are highly active. Their merits are not greatly unlike those of the AAA class, but a security so rated may be of junior though strong lien - in many cases directly following an AAA security - or the margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to ratings by the lesser financial power of the enterprise and more local type of market.

      A Securities of this rating are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

     BBB Securities of this rating are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate.
               Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

Plus(+)
or
Minus(-) Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

COMMERCIAL PAPER RATINGS

F-1+ Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

   F-1 Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issue.

   F-2 Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned "F-1+" and F-1" ratings.

   F-3 Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

DUFF & PHELPS RATINGS

CORPORATE BOND RATINGS

     AAA Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury Funds.

    AA+
AA, AA- High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

     A+
  A, A- Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

BBB+
BBB,BBB- Below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

COMMERCIAL PAPER RATINGS

Duff 1+ Highest certainty of timely payment. Short term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk free U.S. Treasury short term obligations.

Duff 1 Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

Duff 1- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

 Duff 2 Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

 Duff 3 Satisfactory liquidity and other protection factors qualify issue as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.



 RF040

PART C

Item 24.  Financial Statements.

         (a)   Incorporated by reference into Part A of the Registration
Statement:

FINANCIAL HIGHLIGHTS -- Republic U.S. Government Money Market Fund; Republic New York Tax Free Money Market Fund; Republic New York Tax Free Bond Fund; Republic Equity Fund; Republic Fixed Income Fund; Republic International Equity Fund.

         (b) Incorporated by reference into Part B of the Registration
Statement:

REPUBLIC U.S. GOVERNMENT MONEY MARKET FUND
Statement of Net Assets, September 30, 1995
Statement of Operations for the year ended September 30, 1995
Statement of Changes in Net Assets for the years ended September 30, 1994 and September 30, 1995
Financial Highlights
Notes to Financial Statements, September 30, 1995
Report of Ernst & Young LLP
Statement of Net Assets, March 31, 1996 (unaudited)
Statement of Operations for the six months ended March 31, 1996 (unaudited) Statement of Changes in Net Assets for the year ended September 30, 1995 and the six months ended March 31, 1996 (unaudited)
Financial Highlights (unaudited)
Notes to Financial Statements, March 31, 1996 (unaudited)

REPUBLIC NEW YORK TAX FREE MONEY MARKET FUND
Statement of Net Assets, October 31, 1995
Statement of Operations for the period November 17, 1994 (commencement of operations) to October 31, 1995
Statement of Changes in Net Assets for the period November 17, 1994 (commencement of operations) to October 31, 1995
Financial Highlights
Notes to Financial Statements, October 31, 1995
Report of Ernst & Young LLP

REPUBLIC NEW YORK TAX FREE BOND FUND
Schedule of Investments, October 31, 1995
Statement of Assets and Liabilities, October 31, 1995
Statement of Operations for the period May 1, 1995 (commencement of operations) to October 31, 1995
Statement of Changes in Net Assets for the period May 1, 1995 (commencement of operations) to October 31, 1995
Financial Highlights
Notes to Financial Statements, October 31, 1995
Report of Ernst & Young LLP

REPUBLIC EQUITY FUND
Schedule of Investments, October 31, 1995
Statement  of  Assets  and  Liabilities,  October  31,  1995
Statement of Operations for the period August 1, 1995 (commencement of operations) to October 31, 1995
Statement  of Changes in Net Assets for the
period August 1, 1995 (commencement of operations) to October 31, 1995 Financial Highlights Notes to Financial Statements, October 31, 1995 Report of Ernst & Young LLP
Schedule of  Investments,  April 30, 1996  (unaudited)
Statement of Assets and Liabilities,  April 30, 1996 (unaudited)
Statement of Operations for the Period November 1, 1995 through April 30, 1996 (unaudited)
Statement  of  Changes in Net  Assets  (unaudited)
Financial Highlights (unaudited)
Notes to Financial Statements, April 30, 1996 (unaudited)

REPUBLIC FIXED INCOME FUND
Statement of Assets and Liabilities, October 31, 1995
Statement of Operations for the period January 9, 1995 (commencement of operations) to October 31, 1995
Statement of Changes in Net Assets for the period January 9, 1995 (commencement of operations) to October 31, 1995
Financial Highlights
Notes to Financial Statements, October 31, 1995
Report of Ernst & Young LLP
Statement of Assets and  Liabilities,  April 30, 1996  (unaudited)
Statement of Operations for the Period November 1, 1995 through April 30, 1996 (unaudited)
Statement  of  Changes  in  Net  Assets  (unaudited)
Financial  Highlights (unaudited)
Notes to Financial Statements,  April 30, 1996 (unaudited)

FIXED INCOME PORTFOLIO
Schedule of Investments, October 31, 1995
Statement of Assets and Liabilities, October 31, 1995
Statement of Operations for the period January 9, 1995 (commencement of operations) to October 31, 1995
Statement of Changes in Net Assets for the period January 9, 1995 (commencement of operations) to October 31, 1995
Financial Highlights
Notes to Financial Statements, October 31, 1995
Report of Ernst & Young
Schedule of  Investments,  April 30, 1996  (unaudited)
Statement  of Assets and Liabilities,  April 30, 1996 (unaudited)
Statement of Operations for the Period November 1, 1995 through April 30, 1996 (unaudited)
Statement  of  Changes  in  Net  Assets   (unaudited)
Financial Highlights (unaudited)
Notes to Financial Statements,  April 30, 1996 (unaudited)

REPUBLIC INTERNATIONAL EQUITY FUND
Statement of Assets and Liabilities, October 31, 1995
Statement of Operations for the period January 9, 1995 (commencement of operations) to October 31, 1995
Statement of Changes in Net Assets for the period January 9, 1995 (commencement of operations) to October 31, 1995
Financial Highlights
Notes to Financial Statements, October 31, 1995
Report of Ernst & Young LLP
Statement of Assets and Liabilities, April 30, 1996 (unaudited) Statement of Operations for the Period November 1, 1995 through April 30, 1996 (unaudited) Statement of Changes in Net Assets (unaudited) Financial Highlights (unaudited) Notes to Financial Statements, April 30, 1996 (unaudited)
Report of Ernst & Young LLP

INTERNATIONAL EQUITY PORTFOLIO
Schedule of Investments, October 31, 1995
Statement of Assets and Liabilities, October 31, 1995
Statement of Operations for the period January 9, 1995 (commencement of operations) to October 31, 1995
Statement of Changes in Net Assets for the period January 9, 1995 (commencement of operations) to October 31, 1995
Financial Highlights
Notes to Financial Statements, October 31, 1995
Report of Ernst & Young
Schedule of  Investments,  April 30, 1996  (unaudited)
Statement  of Assets and Liabilities,  April 30, 1996 (unaudited)
Statement of Operations for the Period November 1, 1995 through April 30, 1996 (unaudited)
Statement of Changes in Net Assets  (unaudited)
Financial   Highlights   (unaudited)
Notes  to  Financial Statements, April 30, 1996 (unaudited)


         (b) Exhibits

1. Amended and Restated Declaration of Trust, with establishments and designations of series and further amendments.1


1(a). Establishment and designation of series for Republic Taxable Bond Fund, Republic Overseas Equity Fund and Republic Opportunity Fund.7


2. By-Laws.1

4. Specimen certificate of shares of beneficial interest of Republic Funds.1

5(a). Master Investment Advisory Contract, with supplements regarding Republic New York Tax Free Bond Fund, Republic New York Tax Free Money Market Fund and Republic Equity Fund.1

5(b). Subadvisory Agreement between Lord, Abbett & Co. and Republic National Bank of New York regarding Republic Equity Fund.1

5(c). Amended and Restated Second Master Investment Advisory Contract, with supplement regarding Republic U.S. Government Money Market Fund.1

5(d). Subadvisory Agreement between Alliance Capital Management L.P. and Republic Mational Bank of New York regarding Republic Equity Fund.*

5(e). Subadvisory Agreement between Brinson Partners, Inc. and Republic National Bank of New York regarding Republic Equity Fund.*

6(a). Master Distribution Contract, with supplements regarding Republic U.S. Government Money Market Fund, Republic New York Tax Free Money Market Fund, Republic New York Tax Free Bond Fund, Republic Equity Fund, Republic Taxable Bond Fund, Republic Overseas Equity Fund and Republic Opportunity Fund.6

6(b). Second Master Distribution Contract, with supplements regarding Republic International Equity Fund and Republic Fixed Income Fund.1

6(c). Distribution Contract.*

8(a). Custodian Agreement.1

8(b). Transfer Agency and Service Agreement.1

9(a). Form of Service Agreement.1

9(b). Master Administrative Services Contract, with supplements regarding Republic Republic U.S. Government Money Market Fund, Republic New York Tax Free Money Market Fund, Republic New York Tax Free Bond Fund, Republic Equity Fund, Republic Taxable Bond Fund, Republic Overseas Equity Fund and Republic Opportunity Fund.6

9(c). Second Master Administrative Services Contract, with supplements regarding Republic Fixed Income Fund and Republic International Equity Fund.1

9(d). Administration Agreement.*

9(e). Amended and Restated Administrative Services Plan.6

10.   Opinion of Counsel.2

11.   Consent of Independent Auditors.

13(a). Initial Investor Representation letter regarding Republic International Equity Fund and Republic Fixed Income Fund.3

13(b). Initial Investor Representation letter regarding Republic Equity Fund.2

15(a). Amended and Restated Master Distribution Plan, with supplements regarding Republic U.S. Government Money Market Fund, Republic New York Tax Free Money Market Fund, Republic New York Tax Free Bond Fund, Republic Equity Fund, Republic Taxable Bond Fund, Republic Overseas Equity Fund and Republic Opportunity Fund.6

16. Schedule of Performance Computations.1

17. Financial Data Schedules.

18. Multiple Class Plan.5

19. Powers of Attorney of Trustees and Officers of Registrant and Republic Portfolios.8

-----------------
    1 Incorporated herein by reference from post-effective amendment No. 35 to the registration statement on Form N-1A of the Registrant (File no. 33-7647) (the "Registration Statement") as filed with the Securities and Exchange Commission (the "SEC") on January 23, 1996.

    2 Incorporated herein by reference from post-effective amendment No. 33 to the Registration Statement as filed with the SEC on June 27, 1995.

    3 Incorporated herein by reference from post-effective amendment No. 29 to the Registration Statement as filed with the SEC on December 20, 1994.

    4 Incorporated herein by reference from Exhibit 18 to post-effective amendment No. 28 to the Registration Statement as filed with the SEC on December 2, 1994.

    5 Incorporated herein by reference from post-effective amendment No. 36 to the Registration Statement as filed with the SEC on March 1, 1996.

    6 Incorporated herein by reference from post-effective amendment No. 37 to the Registration Statement as filed with the SEC on April 4, 1996.

    7 Incorporated herein by reference from post-effective amendment No. 39 to the Registration Statement as filed with the SEC on June 17, 1996.

    8 Incorporated herein by reference from post-effective amendment No. 40 to the Registration Statement as filed with the SEC on November 27, 1996.

* To be filed by post-effective amendment.


Item 25. Persons Controlled by or under Common Control with
Registrant.

         Not applicable.

Item 26. Number of Holders of Securities


         As of October 31, 1996, the number of shareholders of each Fund was as follows:

Republic U.S. Government Money Market Fund: 789
Republic New York Tax Free Money Market Fund: 182
Republic New York Tax Free Bond Fund: 17
Republic Bond Fund: 2
Republic Equity Fund: 34
Republic Overseas Equity Fund: 3
Republic Opportunity Fund: 5


Item 27. Indemnification

         Reference is hereby made to Article IV of the Registrant's Declaration of Trust. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees or officers of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Investment Company Act of 1940 and, therefore, is unenforceable.



         If a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees or officers of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees or officers in connection with the shares being registered, the Registrant will, unless in the opinion of its Counsel, the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.


Item 28. Business and Other Connections of Investment Advisers


     (a) Republic National Bank of New York ("Republic") acts as investment adviser to Republic Funds and Republic Advisor Funds Trust, and is a subsidiary of Republic New York Corporation ("RNYC"), 452 Fifth Avenue, New York, New York 10018, a registered bank holding company. Republic's directors and principal executive officers, and their business and other connections for at least the past two years, are as follows (unless otherwise noted by footnote, the address of all directors and officers is 452 Fifth Avenue, New York, New York 10018):

NAME --  BUSINESS AND OTHER CONNECTIONS

KURT ANDERSEN
Vice Chairman and a Director of Republic New York Corporation ("RNYC") and Republic Bank.

ANTHONY G. CHAPPELL
Executive Vice President and Director of Republic Bank.

CYRIL  S.  DWEK
Vice Chairman of the Board and Director of Republic Bank and RNYC.

ERNEST GINSBERG
Vice Chairman of the Board and Director of RNYC and Republic Bank.

NATHAN HASSON
Vice Chairman of the Board, Director and Treasurer of Republic Bank and Vice Chairman of the Board and Director of RNYC.

JEFFREY C.  KEIL
President and Director of RNYC and Vice Chairman of the Board and Director of Republic Bank.

PETER KIMMELMAN
A private investor and a Director of RNYC and Republic Bank.(1)

PAUL L. LEE
Executive Vice President and Director of Republic Bank;
Executive Vice President and General Counsel of RNYC.

LEONARD LIEBERMAN
Director of various companies, including Consolidated Cigar Corporation and Outlet Communications, Inc.; Director of RNYC and Republic Bank.

WILLIAM C.  MACMILLEN, JR.
President, William C. MacMillen & Co., Inc. (Investment Banking) and a Director of RNYC and Republic Bank.(2)

PETER J. MANSBACH
Director and Chairman of the Executive Committee of Republic Bank and RNYC.

MARTIN  F.  MERTZ
Director of RNYC and Republic Bank.

CHARLES G.  MEYER, JR.
President of Cord Meyer Development Co. and Director of Republic Bank.(3)

JAMES L.  MORICE
Partner in the management consulting and executive search firm of Mirtz Morice, Inc. and a Director of RNYC and Republic Bank.(4)

E.  DANIEL MORRIS
President, Corsair Capital Corporation and Director of RNYC.

DR. JANET L.  NORWOOD
Senior Fellow at The Urban Institute (research organization); Director of RNYC and Republic Bank.

JOHN A. PANCETTI
Director of RNYC and Republic Bank.

VITO S.  PORTERA
Vice Chairman of the Board, and a Director of RNYC and Republic Bank. Also, Chairman of the Board of Republic International Bank of New York, the Florida Edge Act subsidiary of Republic Bank.

WILLIAM P. ROGERS
Partner, Rogers & Wells and Director of RNYC and Republic Bank.

SILAS SAAL
Vice Chairman and Director of Republic Bank and RNYC; Chief Trading Officer of Republic Bank.

DOV C. SCHLEIN
President and Chief Operating Officer of Republic Bank, and a Director of RNYC and Republic Bank.

RICHARD C. SPIKERMAN
Executive Vice President and Director of Republic Bank.

JOHN TAMBERLANE
Director of Republic Bank; President of the Consumer Bank Division of Republic Bank.

WALTER  H.  WEINER
Chairman of the Board, Director and Chief Executive Officer of Republic Bank and RNYC.

GEORGE T. WENDLER
Vice Chairman and Director of Republic Bank; Senior Credit Officer of Republic Bank.

PETER WHITE
Senior Consultant and a Director of RNYC and Republic Bank.

-----------------------------------
(1) 1270 Avenue of the Americas, Suite 3010, New York  10020.
(2) 254 Victoria Place, Lawrence, New York  11559.
(3) 111-15 Queens Boulevard, 2nd Floor, Forest Hills, New York,
    New York  11375.
(4) One Dock Street, Stamford, CT  06902


ITEM 29.   PRINCIPAL UNDERWRITER

     (a) BISYS Fund Services (the "Sponsor") and its affiliates serve as distributor and administrator for other registered investment companies.

     (b) The information required by this Item 29 with respect to each director or officer of BISYS is hereby incorporated herein by reference from Form BD as filed by the Sponsor pursuant to the Securities Exchange Act of 1934 (File No. 8-32480).

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS


     The account books and other documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of: Republic National Bank of New York, 452 Fifth Avenue, New York, New York 10018; BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035; and Investors Bank & Trust Company, N.A., 89 South Street, Boston, Massachusetts 02110.


ITEM 31.  MANAGEMENT SERVICES

         Not applicable.

ITEM 32.  UNDERTAKINGS

         (a) The Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders upon request and without charge.

         (b) The Registrant undertakes to comply with Section 16(c) of the 1940 Act as though such provisions of the Act were applicable to the Registrant except that the request referred to in the third full paragraph thereof may only be made by shareholders who hold in the aggregate at least 10% of the outstanding shares of the Registrant, regardless of the net asset value or values of shares held by such requesting shareholders.


         (c) The Registrant undertakes to file a post-effective amendment, using financials which need not be certified, within four to six months following the latter of the effective date of Post-Effective Amendment No. 39 or the date that shares of the Republic Bond Fund, Republic Overseas Equity Fund and Republic Opportunity Fund were publicly offered. The financial statements included in such amendment will be as of and for the time period ended on a date reasonably close or as soon as practicable to the date of the filing of the amendment.

SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Republic Funds certifies that it has duly caused this registration statement on Form N-1A (File No. 33-7647) (the "Registration Statement") to be signed on its behalf by the undersigned, thereto duly authorized in Columbus, Ohio on the 13th day of December, 1996.



REPUBLIC FUNDS

By /S/ GEORGE MARTINEZ
   ---------------------------
   George Martinez
   President


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities indicated on December 13, 1996.



/S/ GEORGE MARTINEZ
--------------------------
George Martinez
President


/S/ADRIAN WATERS
--------------------------
Adrian Waters
Treasurer and Principal Accounting and Financial Officer


ALAN S. PARSOW*
--------------------------
Alan S. Parsow
Trustee

LARRY M. ROBBINS*
--------------------------
Larry M. Robbins
Trustee

MICHAEL SEELY*
--------------------------
Michael Seely
Trustee

FREDERICK C. CHEN*
--------------------------
Frederick C. Chen
Trustee


*By  /S/DAVID  J.  HARRIS
     --------------------------
     David  J.  Harris,
     as attorney-in-fact  pursuant  to a  power  of  attorney  filed  as
     Exhibit  19 to post-effective amendment No. 40.

SIGNATURES


     Republic Portfolios (the "Portfolio Trust") has duly caused this amendment to the registration statement on Form N-1A (File No. 33-7647) ("Registration Statement") of Republic Funds (the "Trust") to be signed on its behalf by the undersigned, thereto duly authorized in Ireland on the 13th day of December, 1996.



REPUBLIC PORTFOLIOS

By GEORGE MARTINEZ**
   --------------------------
   George Martinez
   President


     Pursuant to the requirements of the Securities Act of 1933, the Trust's Registration Statement has been signed below by the following persons in the capacities indicated on December 13, 1996.


GEORGE MARTINEZ**
--------------------------
George Martinez
President of the Portfolio Trust


/S/ ADRIAN WATERS
--------------------------
Adrian Waters
Treasurer and Principal Accounting and Financial Officer of the Portfolio Trust


ALAN S. PARSOW*
--------------------------
Alan S. Parsow
Trustee of the Portfolio Trust

LARRY M. ROBBINS*
--------------------------
Larry M. Robbins
Trustee of the Portfolio Trust

MICHAEL SEELY*
--------------------------
Michael Seely
Trustee of the Portfolio Trust

FREDERICK C. CHEN*
--------------------------
Frederick C. Chen
Trustee of the Portfolio Trust


*By  /S/  DAVID  J.  HARRIS
     --------------------------
     David  J.  Harris,
     as  attorney-in-fact  pursuant  to a power of  attorney  filed as exhibit 19 to post-effective amendment No. 40.

**  By  /S/  ADRIAN  WATERS
     ------------------------
     Adrian  Waters,
     as attorney-in-fact  pursuant  to a  power  of  attorney  filed  as exhibit 19 to post-effective amendment No. 40.

                                EXHIBIT LIST



Exhibit No.                             Exhibit Name


11                                      Consents of Independent Auditors

17 (filed as 27)                        Financial Data Schedules